Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000163584
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	A
Trading Symbol	ADLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.95%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%	[1]
Expenses Short Period Footnote [Text Block]	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 2.62% (with sales charges) and 5.24% (without sales charges) for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the S&P UBS Leveraged Loan Index return of 4.87% for the same period.

  The Fund maintained a higher average credit quality during the period with the intent to mitigate potential market volatility in a low-spread environment.

  The Fund generally avoided investing in lower-quality issues, which were affected by widening performance dispersion due to rising interest rates, technological disruption and broadening geopolitical conflicts.

  The Fund favored positions in industries less impacted by macroeconomic trends and in issuers with stronger fundamentals, resilient operating performance and conservative leverage profiles, which benefited performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	A with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2016	$9,753	$10,000	$10,000
09/2016	$9,801	$9,994	$10,088
10/2016	$9,840	$9,918	$10,165
11/2016	$9,847	$9,683	$10,198
12/2016	$9,931	$9,697	$10,315
01/2017	$9,949	$9,716	$10,370
02/2017	$9,985	$9,781	$10,431
03/2017	$9,982	$9,776	$10,439
04/2017	$10,030	$9,851	$10,484
05/2017	$10,062	$9,927	$10,524
06/2017	$10,062	$9,917	$10,517
07/2017	$10,143	$9,960	$10,600
08/2017	$10,123	$10,049	$10,585
09/2017	$10,174	$10,001	$10,628
10/2017	$10,224	$10,007	$10,699
11/2017	$10,236	$9,994	$10,711
12/2017	$10,274	$10,040	$10,753
01/2018	$10,349	$9,925	$10,869
02/2018	$10,351	$9,830	$10,888
03/2018	$10,384	$9,894	$10,923
04/2018	$10,406	$9,820	$10,976
05/2018	$10,415	$9,890	$10,997
06/2018	$10,413	$9,878	$11,009
07/2018	$10,483	$9,880	$11,100
08/2018	$10,524	$9,944	$11,145
09/2018	$10,584	$9,880	$11,221
10/2018	$10,583	$9,802	$11,222
11/2018	$10,499	$9,860	$11,130
12/2018	$10,254	$10,041	$10,876
01/2019	$10,455	$10,148	$11,126
02/2019	$10,631	$10,142	$11,300
03/2019	$10,590	$10,337	$11,287
04/2019	$10,743	$10,339	$11,466
05/2019	$10,704	$10,523	$11,440
06/2019	$10,716	$10,655	$11,465
07/2019	$10,764	$10,679	$11,555
08/2019	$10,722	$10,955	$11,522
09/2019	$10,751	$10,897	$11,571
10/2019	$10,723	$10,930	$11,515
11/2019	$10,783	$10,924	$11,578
12/2019	$10,915	$10,917	$11,765
01/2020	$10,933	$11,127	$11,827
02/2020	$10,809	$11,327	$11,667
03/2020	$9,709	$11,260	$10,213
04/2020	$10,086	$11,460	$10,651
05/2020	$10,408	$11,514	$11,056
06/2020	$10,465	$11,586	$11,205
07/2020	$10,701	$11,759	$11,416
08/2020	$10,836	$11,665	$11,588
09/2020	$10,866	$11,658	$11,667
10/2020	$10,862	$11,606	$11,688
11/2020	$11,067	$11,720	$11,936
12/2020	$11,183	$11,736	$12,092
01/2021	$11,269	$11,652	$12,245
02/2021	$11,342	$11,484	$12,327
03/2021	$11,334	$11,340	$12,334
04/2021	$11,373	$11,430	$12,397
05/2021	$11,434	$11,467	$12,461
06/2021	$11,463	$11,548	$12,512
07/2021	$11,457	$11,677	$12,512
08/2021	$11,497	$11,655	$12,573
09/2021	$11,562	$11,554	$12,654
10/2021	$11,581	$11,551	$12,684
11/2021	$11,551	$11,585	$12,665
12/2021	$11,631	$11,555	$12,744
01/2022	$11,648	$11,306	$12,790
02/2022	$11,580	$11,180	$12,727
03/2022	$11,577	$10,869	$12,732
04/2022	$11,571	$10,457	$12,753
05/2022	$11,285	$10,524	$12,433
06/2022	$11,016	$10,359	$12,178
07/2022	$11,258	$10,612	$12,405
08/2022	$11,410	$10,313	$12,595
09/2022	$11,090	$9,867	$12,322
10/2022	$11,184	$9,739	$12,427
11/2022	$11,350	$10,097	$12,565
12/2022	$11,356	$10,052	$12,610
01/2023	$11,644	$10,361	$12,933
02/2023	$11,684	$10,093	$13,015
03/2023	$11,697	$10,350	$13,002
04/2023	$11,751	$10,412	$13,125
05/2023	$11,709	$10,299	$13,114
06/2023	$11,925	$10,262	$13,407
07/2023	$12,043	$10,255	$13,582
08/2023	$12,166	$10,189	$13,739
09/2023	$12,226	$9,931	$13,859
10/2023	$12,204	$9,774	$13,864
11/2023	$12,359	$10,216	$14,029
12/2023	$12,543	$10,608	$14,254
01/2024	$12,588	$10,578	$14,366
02/2024	$12,687	$10,429	$14,494
03/2024	$12,801	$10,525	$14,614
04/2024	$12,868	$10,259	$14,714
05/2024	$12,982	$10,433	$14,847
06/2024	$13,026	$10,532	$14,888
07/2024	$13,086	$10,778	$14,997
08/2024	$13,171	$10,933	$15,086
09/2024	$13,227	$11,079	$15,197
10/2024	$13,340	$10,805	$15,326
11/2024	$13,465	$10,919	$15,454
12/2024	$13,522	$10,740	$15,545
01/2025	$13,582	$10,797	$15,657
02/2025	$13,592	$11,035	$15,681
03/2025	$13,548	$11,039	$15,640
04/2025	$13,558	$11,082	$15,630
05/2025	$13,798	$11,003	$15,877
06/2025	$13,914	$11,172	$16,004
07/2025	$14,042	$11,143	$16,136
08/2025	$14,127	$11,276	$16,196
09/2025	$14,217	$11,399	$16,274
10/2025	$14,264	$11,470	$16,322
11/2025	$14,314	$11,541	$16,356
12/2025	$14,395	$11,524	$16,467
01/2026	$14,396	$11,537	$16,424
02/2026	$14,251	$11,726	$16,289
03/2026	$14,341	$11,519	$16,389
04/2026	$14,560	$11,532	$16,590
05/2026	$14,632	$11,568	$16,670
06/2026	$14,613	$11,596	$16,692
07/2026	$14,735	$11,445	$16,825
08/2026	$14,866	$11,489	$16,986

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	5.24%Footnote Reference2	5.28%	4.31%
Class A with Maximum Sales Charge - 2.50%Footnote Reference1	2.62%	4.75%	4.04%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 119,285,465
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$119,285,465
# of Portfolio Holdings	385
Portfolio Turnover Rate	32%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	83.1
Corporate Obligations	6.0
Investment Companies	6.0
Exchange-Traded Instruments	4.3
Foreign Corporate Obligations	0.5
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Engineering & Construction	3.0
Electric	3.2
Pipelines	3.4
Insurance	4.5
Entertainment	5.4
Media	6.5
Diversified Financial Services	6.6
Retail	8.1
Commercial Services	8.8
Software	13.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
State Street Blackstone Senior Loan ETF	2.2
Invesco Senior Loan ETF	2.2
DG Investment Intermediate Holdings 2, Inc.	2.0
Gainwell Acquisition Corp.	1.6
Zayo Group Holdings, Inc.	1.4
LSF9 Atlantis Holdings LLC	1.3
Bausch & Lomb Corp.	1.3
CPI Holdco B LLC	1.3
UKG, Inc.	1.3
Cengage Learning, Inc.	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000163585
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	C
Trading Symbol	ADLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.73%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.73%	[2]
Expenses Short Period Footnote [Text Block]	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 3.81% (with sales charges) and 4.81% (without sales charges) for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the S&P UBS Leveraged Loan Index return of 4.87% for the same period.

  The Fund maintained a higher average credit quality during the period with the intent to mitigate potential market volatility in a low-spread environment.

  The Fund generally avoided investing in lower-quality issues, which were affected by widening performance dispersion due to rising interest rates, technological disruption and broadening geopolitical conflicts.

  The Fund favored positions in industries less impacted by macroeconomic trends and in issuers with stronger fundamentals, resilient operating performance and conservative leverage profiles, which benefited performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	C with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2016	$10,000	$10,000	$10,000
09/2016	$10,049	$9,994	$10,088
10/2016	$10,089	$9,918	$10,165
11/2016	$10,096	$9,683	$10,198
12/2016	$10,183	$9,697	$10,315
01/2017	$10,200	$9,716	$10,370
02/2017	$10,237	$9,781	$10,431
03/2017	$10,235	$9,776	$10,439
04/2017	$10,284	$9,851	$10,484
05/2017	$10,317	$9,927	$10,524
06/2017	$10,316	$9,917	$10,517
07/2017	$10,399	$9,960	$10,600
08/2017	$10,379	$10,049	$10,585
09/2017	$10,431	$10,001	$10,628
10/2017	$10,483	$10,007	$10,699
11/2017	$10,495	$9,994	$10,711
12/2017	$10,534	$10,040	$10,753
01/2018	$10,610	$9,925	$10,869
02/2018	$10,613	$9,830	$10,888
03/2018	$10,647	$9,894	$10,923
04/2018	$10,669	$9,820	$10,976
05/2018	$10,678	$9,890	$10,997
06/2018	$10,676	$9,878	$11,009
07/2018	$10,748	$9,880	$11,100
08/2018	$10,790	$9,944	$11,145
09/2018	$10,852	$9,880	$11,221
10/2018	$10,851	$9,802	$11,222
11/2018	$10,765	$9,860	$11,130
12/2018	$10,514	$10,041	$10,876
01/2019	$10,719	$10,148	$11,126
02/2019	$10,900	$10,142	$11,300
03/2019	$10,858	$10,337	$11,287
04/2019	$11,015	$10,339	$11,466
05/2019	$10,974	$10,523	$11,440
06/2019	$10,987	$10,655	$11,465
07/2019	$11,036	$10,679	$11,555
08/2019	$10,994	$10,955	$11,522
09/2019	$11,023	$10,897	$11,571
10/2019	$10,994	$10,930	$11,515
11/2019	$11,056	$10,924	$11,578
12/2019	$11,192	$10,917	$11,765
01/2020	$11,210	$11,127	$11,827
02/2020	$11,083	$11,327	$11,667
03/2020	$9,955	$11,260	$10,213
04/2020	$10,342	$11,460	$10,651
05/2020	$10,672	$11,514	$11,056
06/2020	$10,730	$11,586	$11,205
07/2020	$10,972	$11,759	$11,416
08/2020	$11,110	$11,665	$11,588
09/2020	$11,141	$11,658	$11,667
10/2020	$11,136	$11,606	$11,688
11/2020	$11,348	$11,720	$11,936
12/2020	$11,466	$11,736	$12,092
01/2021	$11,554	$11,652	$12,245
02/2021	$11,629	$11,484	$12,327
03/2021	$11,620	$11,340	$12,334
04/2021	$11,661	$11,430	$12,397
05/2021	$11,723	$11,467	$12,461
06/2021	$11,753	$11,548	$12,512
07/2021	$11,747	$11,677	$12,512
08/2021	$11,788	$11,655	$12,573
09/2021	$11,855	$11,554	$12,654
10/2021	$11,874	$11,551	$12,684
11/2021	$11,843	$11,585	$12,665
12/2021	$11,925	$11,555	$12,744
01/2022	$11,943	$11,306	$12,790
02/2022	$11,873	$11,180	$12,727
03/2022	$11,870	$10,869	$12,732
04/2022	$11,864	$10,457	$12,753
05/2022	$11,571	$10,524	$12,433
06/2022	$11,295	$10,359	$12,178
07/2022	$11,543	$10,612	$12,405
08/2022	$11,698	$10,313	$12,595
09/2022	$11,370	$9,867	$12,322
10/2022	$11,467	$9,739	$12,427
11/2022	$11,637	$10,097	$12,565
12/2022	$11,643	$10,052	$12,610
01/2023	$11,938	$10,361	$12,933
02/2023	$11,980	$10,093	$13,015
03/2023	$11,993	$10,350	$13,002
04/2023	$12,049	$10,412	$13,125
05/2023	$12,005	$10,299	$13,114
06/2023	$12,227	$10,262	$13,407
07/2023	$12,348	$10,255	$13,582
08/2023	$12,474	$10,189	$13,739
09/2023	$12,536	$9,931	$13,859
10/2023	$12,513	$9,774	$13,864
11/2023	$12,672	$10,216	$14,029
12/2023	$12,861	$10,608	$14,254
01/2024	$12,907	$10,578	$14,366
02/2024	$13,008	$10,429	$14,494
03/2024	$13,125	$10,525	$14,614
04/2024	$13,194	$10,259	$14,714
05/2024	$13,311	$10,433	$14,847
06/2024	$13,356	$10,532	$14,888
07/2024	$13,417	$10,778	$14,997
08/2024	$13,504	$10,933	$15,086
09/2024	$13,562	$11,079	$15,197
10/2024	$13,678	$10,805	$15,326
11/2024	$13,806	$10,919	$15,454
12/2024	$13,864	$10,740	$15,545
01/2025	$13,925	$10,797	$15,657
02/2025	$13,936	$11,035	$15,681
03/2025	$13,891	$11,039	$15,640
04/2025	$13,902	$11,082	$15,630
05/2025	$14,147	$11,003	$15,877
06/2025	$14,266	$11,172	$16,004
07/2025	$14,398	$11,143	$16,136
08/2025	$14,484	$11,276	$16,196
09/2025	$14,577	$11,399	$16,274
10/2025	$14,625	$11,470	$16,322
11/2025	$14,676	$11,541	$16,356
12/2025	$14,759	$11,524	$16,467
01/2026	$14,760	$11,537	$16,424
02/2026	$14,612	$11,726	$16,289
03/2026	$14,685	$11,519	$16,389
04/2026	$14,903	$11,532	$16,590
05/2026	$14,968	$11,568	$16,670
06/2026	$14,939	$11,596	$16,692
07/2026	$15,056	$11,445	$16,825
08/2026	$15,181	$11,489	$16,986

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	4.81%Footnote Reference2	5.19%	4.26%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	3.81%	5.19%	4.26%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 119,285,465
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$119,285,465
# of Portfolio Holdings	385
Portfolio Turnover Rate	32%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	83.1
Corporate Obligations	6.0
Investment Companies	6.0
Exchange-Traded Instruments	4.3
Foreign Corporate Obligations	0.5
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Engineering & Construction	3.0
Electric	3.2
Pipelines	3.4
Insurance	4.5
Entertainment	5.4
Media	6.5
Diversified Financial Services	6.6
Retail	8.1
Commercial Services	8.8
Software	13.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
State Street Blackstone Senior Loan ETF	2.2
Invesco Senior Loan ETF	2.2
DG Investment Intermediate Holdings 2, Inc.	2.0
Gainwell Acquisition Corp.	1.6
Zayo Group Holdings, Inc.	1.4
LSF9 Atlantis Holdings LLC	1.3
Bausch & Lomb Corp.	1.3
CPI Holdco B LLC	1.3
UKG, Inc.	1.3
Cengage Learning, Inc.	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000163587
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	Investor
Trading Symbol	ADLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Investor	$43	1.00%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.00%	[3]
Expenses Short Period Footnote [Text Block]	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 5.23% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the S&P UBS Leveraged Loan Index return of 4.87% for the same period.

  The Fund maintained a higher average credit quality during the period with the intent to mitigate potential market volatility in a low-spread environment.

  The Fund generally avoided investing in lower-quality issues, which were affected by widening performance dispersion due to rising interest rates, technological disruption and broadening geopolitical conflicts.

  The Fund favored positions in industries less impacted by macroeconomic trends and in issuers with stronger fundamentals, resilient operating performance and conservative leverage profiles, which benefited performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	Investor	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2016	$10,000	$10,000	$10,000
09/2016	$10,049	$9,994	$10,088
10/2016	$10,089	$9,918	$10,165
11/2016	$10,096	$9,683	$10,198
12/2016	$10,183	$9,697	$10,315
01/2017	$10,200	$9,716	$10,370
02/2017	$10,237	$9,781	$10,431
03/2017	$10,235	$9,776	$10,439
04/2017	$10,284	$9,851	$10,484
05/2017	$10,317	$9,927	$10,524
06/2017	$10,316	$9,917	$10,517
07/2017	$10,399	$9,960	$10,600
08/2017	$10,379	$10,049	$10,585
09/2017	$10,431	$10,001	$10,628
10/2017	$10,483	$10,007	$10,699
11/2017	$10,495	$9,994	$10,711
12/2017	$10,534	$10,040	$10,753
01/2018	$10,610	$9,925	$10,869
02/2018	$10,613	$9,830	$10,888
03/2018	$10,647	$9,894	$10,923
04/2018	$10,669	$9,820	$10,976
05/2018	$10,678	$9,890	$10,997
06/2018	$10,676	$9,878	$11,009
07/2018	$10,748	$9,880	$11,100
08/2018	$10,790	$9,944	$11,145
09/2018	$10,852	$9,880	$11,221
10/2018	$10,851	$9,802	$11,222
11/2018	$10,765	$9,860	$11,130
12/2018	$10,514	$10,041	$10,876
01/2019	$10,719	$10,148	$11,126
02/2019	$10,900	$10,142	$11,300
03/2019	$10,858	$10,337	$11,287
04/2019	$11,015	$10,339	$11,466
05/2019	$10,974	$10,523	$11,440
06/2019	$10,987	$10,655	$11,465
07/2019	$11,036	$10,679	$11,555
08/2019	$10,994	$10,955	$11,522
09/2019	$11,023	$10,897	$11,571
10/2019	$10,994	$10,930	$11,515
11/2019	$11,056	$10,924	$11,578
12/2019	$11,192	$10,917	$11,765
01/2020	$11,210	$11,127	$11,827
02/2020	$11,083	$11,327	$11,667
03/2020	$9,955	$11,260	$10,213
04/2020	$10,342	$11,460	$10,651
05/2020	$10,672	$11,514	$11,056
06/2020	$10,730	$11,586	$11,205
07/2020	$10,972	$11,759	$11,416
08/2020	$11,110	$11,665	$11,588
09/2020	$11,141	$11,658	$11,667
10/2020	$11,136	$11,606	$11,688
11/2020	$11,348	$11,720	$11,936
12/2020	$11,466	$11,736	$12,092
01/2021	$11,554	$11,652	$12,245
02/2021	$11,629	$11,484	$12,327
03/2021	$11,620	$11,340	$12,334
04/2021	$11,661	$11,430	$12,397
05/2021	$11,723	$11,467	$12,461
06/2021	$11,753	$11,548	$12,512
07/2021	$11,747	$11,677	$12,512
08/2021	$11,788	$11,655	$12,573
09/2021	$11,855	$11,554	$12,654
10/2021	$11,874	$11,551	$12,684
11/2021	$11,843	$11,585	$12,665
12/2021	$11,925	$11,555	$12,744
01/2022	$11,943	$11,306	$12,790
02/2022	$11,873	$11,180	$12,727
03/2022	$11,870	$10,869	$12,732
04/2022	$11,864	$10,457	$12,753
05/2022	$11,571	$10,524	$12,433
06/2022	$11,295	$10,359	$12,178
07/2022	$11,543	$10,612	$12,405
08/2022	$11,698	$10,313	$12,595
09/2022	$11,370	$9,867	$12,322
10/2022	$11,467	$9,739	$12,427
11/2022	$11,637	$10,097	$12,565
12/2022	$11,643	$10,052	$12,610
01/2023	$11,938	$10,361	$12,933
02/2023	$11,980	$10,093	$13,015
03/2023	$11,993	$10,350	$13,002
04/2023	$12,049	$10,412	$13,125
05/2023	$12,005	$10,299	$13,114
06/2023	$12,227	$10,262	$13,407
07/2023	$12,348	$10,255	$13,582
08/2023	$12,474	$10,189	$13,739
09/2023	$12,536	$9,931	$13,859
10/2023	$12,513	$9,774	$13,864
11/2023	$12,672	$10,216	$14,029
12/2023	$12,861	$10,608	$14,254
01/2024	$12,907	$10,578	$14,366
02/2024	$13,008	$10,429	$14,494
03/2024	$13,125	$10,525	$14,614
04/2024	$13,194	$10,259	$14,714
05/2024	$13,311	$10,433	$14,847
06/2024	$13,356	$10,532	$14,888
07/2024	$13,417	$10,778	$14,997
08/2024	$13,504	$10,933	$15,086
09/2024	$13,562	$11,079	$15,197
10/2024	$13,678	$10,805	$15,326
11/2024	$13,806	$10,919	$15,454
12/2024	$13,864	$10,740	$15,545
01/2025	$13,925	$10,797	$15,657
02/2025	$13,936	$11,035	$15,681
03/2025	$13,891	$11,039	$15,640
04/2025	$13,902	$11,082	$15,630
05/2025	$14,147	$11,003	$15,877
06/2025	$14,266	$11,172	$16,004
07/2025	$14,398	$11,143	$16,136
08/2025	$14,484	$11,276	$16,196
09/2025	$14,577	$11,399	$16,274
10/2025	$14,625	$11,470	$16,322
11/2025	$14,676	$11,541	$16,356
12/2025	$14,759	$11,524	$16,467
01/2026	$14,760	$11,537	$16,424
02/2026	$14,612	$11,726	$16,289
03/2026	$14,703	$11,519	$16,389
04/2026	$14,928	$11,532	$16,590
05/2026	$15,002	$11,568	$16,670
06/2026	$14,982	$11,596	$16,692
07/2026	$15,107	$11,445	$16,825
08/2026	$15,242	$11,489	$16,986

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	5.23%Footnote Reference2	5.27%	4.30%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 119,285,465
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$119,285,465
# of Portfolio Holdings	385
Portfolio Turnover Rate	32%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	83.1
Corporate Obligations	6.0
Investment Companies	6.0
Exchange-Traded Instruments	4.3
Foreign Corporate Obligations	0.5
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Engineering & Construction	3.0
Electric	3.2
Pipelines	3.4
Insurance	4.5
Entertainment	5.4
Media	6.5
Diversified Financial Services	6.6
Retail	8.1
Commercial Services	8.8
Software	13.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
State Street Blackstone Senior Loan ETF	2.2
Invesco Senior Loan ETF	2.2
DG Investment Intermediate Holdings 2, Inc.	2.0
Gainwell Acquisition Corp.	1.6
Zayo Group Holdings, Inc.	1.4
LSF9 Atlantis Holdings LLC	1.3
Bausch & Lomb Corp.	1.3
CPI Holdco B LLC	1.3
UKG, Inc.	1.3
Cengage Learning, Inc.	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000163586
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	R5
Trading Symbol	ADLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
R5	$29	0.69%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.69%	[4]
Expenses Short Period Footnote [Text Block]	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 5.60% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the S&P UBS Leveraged Loan Index return of 4.87% for the same period.

  The Fund maintained a higher average credit quality during the period with the intent to mitigate potential market volatility in a low-spread environment.

  The Fund generally avoided investing in lower-quality issues, which were affected by widening performance dispersion due to rising interest rates, technological disruption and broadening geopolitical conflicts.

  The Fund favored positions in industries less impacted by macroeconomic trends and in issuers with stronger fundamentals, resilient operating performance and conservative leverage profiles, which benefited performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R5	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2016	$250,000	$250,000	$250,000
09/2016	$251,281	$249,854	$252,184
10/2016	$252,328	$247,942	$254,120
11/2016	$252,553	$242,078	$254,948
12/2016	$254,779	$242,419	$257,864
01/2017	$255,273	$242,895	$259,239
02/2017	$256,250	$244,527	$260,761
03/2017	$256,241	$244,399	$260,965
04/2017	$257,514	$246,285	$262,098
05/2017	$258,403	$248,181	$263,098
06/2017	$258,706	$247,931	$262,928
07/2017	$260,583	$248,998	$264,989
08/2017	$260,382	$251,231	$264,626
09/2017	$261,484	$250,035	$265,703
10/2017	$263,114	$250,180	$267,461
11/2017	$263,458	$249,858	$267,781
12/2017	$264,234	$251,005	$268,816
01/2018	$266,481	$248,114	$271,715
02/2018	$266,586	$245,762	$272,202
03/2018	$267,492	$247,338	$273,069
04/2018	$268,106	$245,499	$274,400
05/2018	$268,408	$247,251	$274,931
06/2018	$268,136	$246,947	$275,209
07/2018	$270,006	$247,006	$277,488
08/2018	$271,111	$248,595	$278,628
09/2018	$272,729	$246,994	$280,528
10/2018	$272,759	$245,042	$280,545
11/2018	$270,651	$246,505	$278,257
12/2018	$264,376	$251,034	$271,885
01/2019	$269,628	$253,700	$278,142
02/2019	$274,232	$253,553	$282,502
03/2019	$273,235	$258,421	$282,159
04/2019	$277,243	$258,487	$286,634
05/2019	$276,287	$263,076	$285,988
06/2019	$276,668	$266,380	$286,618
07/2019	$277,962	$266,966	$288,862
08/2019	$277,249	$273,883	$288,047
09/2019	$278,050	$272,424	$289,261
10/2019	$277,088	$273,245	$287,858
11/2019	$278,698	$273,106	$289,442
12/2019	$282,196	$272,916	$294,111
01/2020	$282,718	$278,168	$295,674
02/2020	$279,561	$283,174	$291,679
03/2020	$251,409	$281,508	$255,323
04/2020	$261,239	$286,512	$266,275
05/2020	$269,653	$287,846	$276,398
06/2020	$271,211	$289,659	$280,121
07/2020	$277,082	$293,986	$285,390
08/2020	$280,638	$291,613	$289,683
09/2020	$281,487	$291,453	$291,677
10/2020	$281,431	$290,152	$292,184
11/2020	$286,835	$292,999	$298,406
12/2020	$289,918	$293,402	$302,283
01/2021	$292,207	$291,299	$306,110
02/2021	$294,168	$287,092	$308,170
03/2021	$294,015	$283,507	$308,354
04/2021	$295,098	$285,747	$309,923
05/2021	$296,739	$286,681	$311,531
06/2021	$297,571	$288,695	$312,805
07/2021	$297,469	$291,923	$312,793
08/2021	$298,564	$291,367	$314,314
09/2021	$300,328	$288,844	$316,350
10/2021	$300,875	$288,765	$317,097
11/2021	$300,168	$289,619	$316,612
12/2021	$302,302	$288,878	$318,605
01/2022	$302,814	$282,654	$319,746
02/2022	$301,073	$279,501	$318,161
03/2022	$301,064	$271,736	$318,286
04/2022	$300,976	$261,424	$318,832
05/2022	$293,583	$263,110	$310,827
06/2022	$286,627	$258,982	$304,433
07/2022	$292,996	$265,310	$310,115
08/2022	$297,046	$257,813	$314,873
09/2022	$288,756	$246,674	$308,053
10/2022	$291,286	$243,479	$310,670
11/2022	$295,671	$252,433	$314,119
12/2022	$295,559	$251,295	$315,238
01/2023	$303,477	$259,025	$323,326
02/2023	$304,600	$252,328	$325,362
03/2023	$305,017	$258,738	$325,045
04/2023	$306,488	$260,306	$328,125
05/2023	$305,449	$257,472	$327,845
06/2023	$311,162	$256,553	$335,181
07/2023	$314,318	$256,375	$339,544
08/2023	$317,607	$254,737	$343,464
09/2023	$319,239	$248,264	$346,478
10/2023	$318,382	$244,346	$346,583
11/2023	$322,854	$255,411	$350,720
12/2023	$327,384	$265,188	$356,356
01/2024	$328,998	$264,460	$359,145
02/2024	$331,644	$260,724	$362,345
03/2024	$334,326	$263,131	$365,354
04/2024	$336,528	$256,485	$367,833
05/2024	$339,226	$260,833	$371,178
06/2024	$340,449	$263,302	$372,185
07/2024	$342,464	$269,452	$374,918
08/2024	$344,387	$273,324	$377,151
09/2024	$345,935	$276,984	$379,919
10/2024	$348,969	$270,115	$383,132
11/2024	$352,315	$272,971	$386,341
12/2024	$353,887	$268,504	$388,607
01/2025	$355,937	$269,928	$391,407
02/2025	$355,873	$275,867	$392,008
03/2025	$354,789	$275,971	$390,994
04/2025	$355,138	$277,055	$390,738
05/2025	$361,518	$275,072	$396,926
06/2025	$365,048	$279,301	$400,105
07/2025	$368,086	$278,565	$403,395
08/2025	$370,384	$281,896	$404,902
09/2025	$372,852	$284,971	$406,838
10/2025	$374,171	$286,752	$408,047
11/2025	$375,547	$288,534	$408,901
12/2025	$377,773	$288,107	$411,674
01/2026	$377,879	$288,415	$410,596
02/2026	$374,071	$293,138	$407,225
03/2026	$376,436	$287,972	$409,721
04/2026	$382,199	$288,295	$414,742
05/2026	$384,529	$289,192	$416,733
06/2026	$384,015	$289,889	$417,286
07/2026	$387,238	$286,113	$420,624
08/2026	$391,138	$287,226	$424,640

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	5.60%Footnote Reference2	5.55%	4.58%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 119,285,465
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$119,285,465
# of Portfolio Holdings	385
Portfolio Turnover Rate	32%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	83.1
Corporate Obligations	6.0
Investment Companies	6.0
Exchange-Traded Instruments	4.3
Foreign Corporate Obligations	0.5
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Engineering & Construction	3.0
Electric	3.2
Pipelines	3.4
Insurance	4.5
Entertainment	5.4
Media	6.5
Diversified Financial Services	6.6
Retail	8.1
Commercial Services	8.8
Software	13.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
State Street Blackstone Senior Loan ETF	2.2
Invesco Senior Loan ETF	2.2
DG Investment Intermediate Holdings 2, Inc.	2.0
Gainwell Acquisition Corp.	1.6
Zayo Group Holdings, Inc.	1.4
LSF9 Atlantis Holdings LLC	1.3
Bausch & Lomb Corp.	1.3
CPI Holdco B LLC	1.3
UKG, Inc.	1.3
Cengage Learning, Inc.	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000163588
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	Y
Trading Symbol	ADLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Y	$32	0.75%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.75%	[5]
Expenses Short Period Footnote [Text Block]	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 5.49% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the S&P UBS Leveraged Loan Index return of 4.87% for the same period.

  The Fund maintained a higher average credit quality during the period with the intent to mitigate potential market volatility in a low-spread environment.

  The Fund generally avoided investing in lower-quality issues, which were affected by widening performance dispersion due to rising interest rates, technological disruption and broadening geopolitical conflicts.

  The Fund favored positions in industries less impacted by macroeconomic trends and in issuers with stronger fundamentals, resilient operating performance and conservative leverage profiles, which benefited performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2016	$100,000	$100,000	$100,000
09/2016	$100,513	$99,941	$100,874
10/2016	$100,931	$99,177	$101,648
11/2016	$101,021	$96,831	$101,979
12/2016	$101,912	$96,968	$103,146
01/2017	$102,109	$97,158	$103,696
02/2017	$102,500	$97,811	$104,305
03/2017	$102,496	$97,760	$104,386
04/2017	$103,005	$98,514	$104,840
05/2017	$103,361	$99,272	$105,239
06/2017	$103,482	$99,172	$105,171
07/2017	$104,233	$99,599	$105,996
08/2017	$104,153	$100,493	$105,851
09/2017	$104,594	$100,014	$106,281
10/2017	$105,245	$100,072	$106,984
11/2017	$105,383	$99,943	$107,113
12/2017	$105,694	$100,402	$107,527
01/2018	$106,592	$99,246	$108,686
02/2018	$106,634	$98,305	$108,881
03/2018	$106,997	$98,935	$109,228
04/2018	$107,242	$98,200	$109,760
05/2018	$107,363	$98,900	$109,972
06/2018	$107,254	$98,779	$110,084
07/2018	$108,003	$98,802	$110,995
08/2018	$108,444	$99,438	$111,451
09/2018	$109,092	$98,798	$112,211
10/2018	$109,104	$98,017	$112,218
11/2018	$108,260	$98,602	$111,303
12/2018	$105,750	$100,413	$108,754
01/2019	$107,851	$101,480	$111,257
02/2019	$109,693	$101,421	$113,001
03/2019	$109,294	$103,368	$112,864
04/2019	$110,897	$103,395	$114,654
05/2019	$110,515	$105,230	$114,395
06/2019	$110,667	$106,552	$114,647
07/2019	$111,185	$106,786	$115,545
08/2019	$110,900	$109,553	$115,219
09/2019	$111,220	$108,970	$115,705
10/2019	$110,835	$109,298	$115,143
11/2019	$111,479	$109,242	$115,777
12/2019	$112,878	$109,166	$117,645
01/2020	$113,087	$111,267	$118,270
02/2020	$111,825	$113,270	$116,672
03/2020	$100,564	$112,603	$102,129
04/2020	$104,496	$114,605	$106,510
05/2020	$107,861	$115,138	$110,559
06/2020	$108,484	$115,864	$112,048
07/2020	$110,833	$117,594	$114,156
08/2020	$112,255	$116,645	$115,873
09/2020	$112,595	$116,581	$116,671
10/2020	$112,573	$116,061	$116,874
11/2020	$114,734	$117,199	$119,363
12/2020	$115,967	$117,361	$120,914
01/2021	$116,883	$116,519	$122,444
02/2021	$117,667	$114,837	$123,268
03/2021	$117,606	$113,403	$123,342
04/2021	$118,039	$114,299	$123,969
05/2021	$118,695	$114,672	$124,612
06/2021	$119,028	$115,478	$125,122
07/2021	$118,988	$116,769	$125,117
08/2021	$119,426	$116,547	$125,726
09/2021	$120,131	$115,538	$126,540
10/2021	$120,350	$115,506	$126,839
11/2021	$120,067	$115,848	$126,645
12/2021	$120,921	$115,551	$127,442
01/2022	$121,126	$113,062	$127,899
02/2022	$120,429	$111,800	$127,265
03/2022	$120,425	$108,694	$127,315
04/2022	$120,390	$104,570	$127,533
05/2022	$117,433	$105,244	$124,331
06/2022	$114,651	$103,593	$121,773
07/2022	$117,198	$106,124	$124,046
08/2022	$118,818	$103,125	$125,949
09/2022	$115,502	$98,670	$123,221
10/2022	$116,514	$97,392	$124,268
11/2022	$118,268	$100,973	$125,648
12/2022	$118,223	$100,518	$126,095
01/2023	$121,391	$103,610	$129,331
02/2023	$121,840	$100,931	$130,145
03/2023	$122,007	$103,495	$130,018
04/2023	$122,595	$104,122	$131,250
05/2023	$122,180	$102,989	$131,138
06/2023	$124,465	$102,621	$134,073
07/2023	$125,727	$102,550	$135,818
08/2023	$127,043	$101,895	$137,386
09/2023	$127,695	$99,305	$138,591
10/2023	$127,353	$97,738	$138,633
11/2023	$129,141	$102,165	$140,288
12/2023	$130,954	$106,075	$142,542
01/2024	$131,599	$105,784	$143,658
02/2024	$132,658	$104,289	$144,938
03/2024	$133,731	$105,252	$146,142
04/2024	$134,611	$102,594	$147,134
05/2024	$135,690	$104,333	$148,471
06/2024	$136,180	$105,321	$148,874
07/2024	$136,986	$107,781	$149,968
08/2024	$137,755	$109,330	$150,861
09/2024	$138,374	$110,794	$151,968
10/2024	$139,588	$108,046	$153,253
11/2024	$140,926	$109,188	$154,537
12/2024	$141,555	$107,401	$155,443
01/2025	$142,375	$107,971	$156,563
02/2025	$142,349	$110,347	$156,803
03/2025	$141,916	$110,388	$156,398
04/2025	$142,055	$110,822	$156,296
05/2025	$144,607	$110,029	$158,771
06/2025	$146,019	$111,721	$160,042
07/2025	$147,234	$111,426	$161,358
08/2025	$148,154	$112,759	$161,961
09/2025	$149,141	$113,989	$162,736
10/2025	$149,668	$114,701	$163,219
11/2025	$150,219	$115,414	$163,561
12/2025	$151,109	$115,243	$164,670
01/2026	$151,152	$115,366	$164,239
02/2026	$149,628	$117,255	$162,890
03/2026	$150,574	$115,189	$163,889
04/2026	$152,880	$115,318	$165,897
05/2026	$153,811	$115,677	$166,693
06/2026	$153,606	$115,956	$166,915
07/2026	$154,895	$114,445	$168,250
08/2026	$156,281	$114,890	$169,856

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	5.49%Footnote Reference2	5.53%	4.57%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 119,285,465
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$119,285,465
# of Portfolio Holdings	385
Portfolio Turnover Rate	32%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	83.1
Corporate Obligations	6.0
Investment Companies	6.0
Exchange-Traded Instruments	4.3
Foreign Corporate Obligations	0.5
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Engineering & Construction	3.0
Electric	3.2
Pipelines	3.4
Insurance	4.5
Entertainment	5.4
Media	6.5
Diversified Financial Services	6.6
Retail	8.1
Commercial Services	8.8
Software	13.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
State Street Blackstone Senior Loan ETF	2.2
Invesco Senior Loan ETF	2.2
DG Investment Intermediate Holdings 2, Inc.	2.0
Gainwell Acquisition Corp.	1.6
Zayo Group Holdings, Inc.	1.4
LSF9 Atlantis Holdings LLC	1.3
Bausch & Lomb Corp.	1.3
CPI Holdco B LLC	1.3
UKG, Inc.	1.3
Cengage Learning, Inc.	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000267489
Shareholder Report [Line Items]
Fund Name	DoubleLine Select Income Fund
Class Name	Investor
Trading Symbol	BILTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of April 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Investor	$35	0.84%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.84%	[6]
Expenses Short Period Footnote [Text Block]	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 2.32% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89%.

  Market conditions were impacted by persistent inflation concerns, shifting expectations for Federal Reserve policy, and geopolitical developments in the Middle East, which contributed to periods of rising Treasury yields and heightened volatility across fixed income markets.

  The Fund generated a positive return during the period, benefiting from strong income generation and its allocation to asset-backed securities.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	Investor	Bloomberg US Aggregate Bond Index
08/2016	$10,000	$10,000
09/2016	$10,026	$9,994
10/2016	$10,007	$9,918
11/2016	$9,757	$9,683
12/2016	$9,789	$9,697
01/2017	$9,854	$9,716
02/2017	$9,923	$9,781
03/2017	$9,962	$9,776
04/2017	$10,072	$9,851
05/2017	$10,149	$9,927
06/2017	$10,163	$9,917
07/2017	$10,226	$9,960
08/2017	$10,310	$10,049
09/2017	$10,274	$10,001
10/2017	$10,309	$10,007
11/2017	$10,315	$9,994
12/2017	$10,331	$10,040
01/2018	$10,278	$9,925
02/2018	$10,200	$9,830
03/2018	$10,216	$9,894
04/2018	$10,146	$9,820
05/2018	$10,189	$9,890
06/2018	$10,184	$9,878
07/2018	$10,220	$9,880
08/2018	$10,276	$9,944
09/2018	$10,249	$9,880
10/2018	$10,214	$9,802
11/2018	$10,241	$9,860
12/2018	$10,352	$10,041
01/2019	$10,451	$10,148
02/2019	$10,477	$10,142
03/2019	$10,642	$10,337
04/2019	$10,689	$10,339
05/2019	$10,827	$10,523
06/2019	$10,949	$10,655
07/2019	$10,977	$10,679
08/2019	$11,185	$10,955
09/2019	$11,148	$10,897
10/2019	$11,186	$10,930
11/2019	$11,170	$10,924
12/2019	$11,184	$10,917
01/2020	$11,362	$11,127
02/2020	$11,462	$11,327
03/2020	$10,371	$11,260
04/2020	$10,830	$11,460
05/2020	$11,089	$11,514
06/2020	$11,266	$11,586
07/2020	$11,488	$11,759
08/2020	$11,513	$11,665
09/2020	$11,527	$11,658
10/2020	$11,521	$11,606
11/2020	$11,686	$11,720
12/2020	$11,766	$11,736
01/2021	$11,843	$11,652
02/2021	$11,756	$11,484
03/2021	$11,662	$11,340
04/2021	$11,717	$11,430
05/2021	$11,768	$11,467
06/2021	$11,824	$11,548
07/2021	$11,930	$11,677
08/2021	$11,907	$11,655
09/2021	$11,837	$11,554
10/2021	$11,791	$11,551
11/2021	$11,768	$11,585
12/2021	$11,753	$11,555
01/2022	$11,590	$11,306
02/2022	$11,450	$11,180
03/2022	$11,125	$10,869
04/2022	$10,847	$10,457
05/2022	$10,859	$10,524
06/2022	$10,675	$10,359
07/2022	$10,850	$10,612
08/2022	$10,642	$10,313
09/2022	$10,226	$9,867
10/2022	$10,135	$9,739
11/2022	$10,347	$10,097
12/2022	$10,373	$10,052
01/2023	$10,657	$10,361
02/2023	$10,495	$10,093
03/2023	$10,737	$10,350
04/2023	$10,808	$10,412
05/2023	$10,752	$10,299
06/2023	$10,710	$10,262
07/2023	$10,753	$10,255
08/2023	$10,747	$10,189
09/2023	$10,610	$9,931
10/2023	$10,499	$9,774
11/2023	$10,930	$10,216
12/2023	$11,266	$10,608
01/2024	$11,299	$10,578
02/2024	$11,211	$10,429
03/2024	$11,319	$10,525
04/2024	$11,121	$10,259
05/2024	$11,306	$10,433
06/2024	$11,406	$10,532
07/2024	$11,644	$10,778
08/2024	$11,806	$10,933
09/2024	$11,967	$11,079
10/2024	$11,755	$10,805
11/2024	$11,892	$10,919
12/2024	$11,733	$10,740
01/2025	$11,807	$10,797
02/2025	$12,046	$11,035
03/2025	$12,013	$11,039
04/2025	$11,977	$11,082
05/2025	$12,009	$11,003
06/2025	$12,222	$11,172
07/2025	$12,233	$11,143
08/2025	$12,372	$11,276
09/2025	$12,496	$11,399
10/2025	$12,531	$11,470
11/2025	$12,602	$11,541
12/2025	$12,592	$11,524
01/2026	$12,651	$11,537
02/2026	$12,783	$11,726
03/2026	$12,578	$11,519
04/2026	$12,628	$11,532
05/2026	$12,706	$11,568
06/2026	$12,729	$11,596
07/2026	$12,617	$11,445
08/2026	$12,659	$11,489

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	2.32%Footnote Reference2	1.23%	2.39%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 368,450,430
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 450,233
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$368,450,430
# of Portfolio Holdings	92
Portfolio Turnover Rate	5%
Total Management Fees Paid	$450,233

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Asset-Backed Obligations	43.4
Corporate Obligations	40.6
U.S. Treasury Obligations	8.0
Investment Companies	5.1
Foreign Corporate Obligations	2.9

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.0
Semiconductors	2.1
REITS	2.2
Telecommunications	3.6
U.S. Treasury Obligations	8.4
Pipelines	13.9
Electric	16.9
Asset-Backed Obligations	45.8

Excludes cash equivalents.

Top Country Exposure - % Investments

Table Summary
Value	Value
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Mexico	0.8
Peru	1.2
Cayman Islands	2.5
United States	94.1

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.5
AT&T, Inc., 4.300%, Due 12/15/2042	2.4
Eversource Energy, 5.125%, Due 5/15/2033	2.3
Energy Transfer LP, 5.750%, Due 2/15/2033	2.2
MPLX LP, 5.400%, Due 9/15/2035	2.1
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.1
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.0
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.0
Exelon Corp., 5.300%, Due 3/15/2033	2.0
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000269735
Shareholder Report [Line Items]
Fund Name	DoubleLine Select Income Fund
Class Name	R6
Trading Symbol	BILRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of April 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
R6	$24	0.58%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.58%	[7]
Expenses Short Period Footnote [Text Block]	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 2.54% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89%.

  Market conditions were impacted by persistent inflation concerns, shifting expectations for Federal Reserve policy, and geopolitical developments in the Middle East, which contributed to periods of rising Treasury yields and heightened volatility across fixed income markets.

  The Fund generated a positive return during the period, benefiting from strong income generation and its allocation to asset-backed securities.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R6	Bloomberg US Aggregate Bond Index
08/2016	$10,000	$10,000
09/2016	$10,028	$9,994
10/2016	$10,020	$9,918
11/2016	$9,772	$9,683
12/2016	$9,806	$9,697
01/2017	$9,873	$9,716
02/2017	$9,944	$9,781
03/2017	$9,985	$9,776
04/2017	$10,095	$9,851
05/2017	$10,175	$9,927
06/2017	$10,181	$9,917
07/2017	$10,246	$9,960
08/2017	$10,342	$10,049
09/2017	$10,308	$10,001
10/2017	$10,346	$10,007
11/2017	$10,343	$9,994
12/2017	$10,371	$10,040
01/2018	$10,311	$9,925
02/2018	$10,234	$9,830
03/2018	$10,252	$9,894
04/2018	$10,195	$9,820
05/2018	$10,241	$9,890
06/2018	$10,237	$9,878
07/2018	$10,265	$9,880
08/2018	$10,335	$9,944
09/2018	$10,310	$9,880
10/2018	$10,276	$9,802
11/2018	$10,295	$9,860
12/2018	$10,411	$10,041
01/2019	$10,514	$10,148
02/2019	$10,532	$10,142
03/2019	$10,710	$10,337
04/2019	$10,760	$10,339
05/2019	$10,902	$10,523
06/2019	$11,015	$10,655
07/2019	$11,056	$10,679
08/2019	$11,269	$10,955
09/2019	$11,233	$10,897
10/2019	$11,274	$10,930
11/2019	$11,249	$10,924
12/2019	$11,275	$10,917
01/2020	$11,457	$11,127
02/2020	$11,560	$11,327
03/2020	$10,462	$11,260
04/2020	$10,927	$11,460
05/2020	$11,191	$11,514
06/2020	$11,372	$11,586
07/2020	$11,599	$11,759
08/2020	$11,626	$11,665
09/2020	$11,643	$11,658
10/2020	$11,639	$11,606
11/2020	$11,809	$11,720
12/2020	$11,893	$11,736
01/2021	$11,973	$11,652
02/2021	$11,887	$11,484
03/2021	$11,794	$11,340
04/2021	$11,853	$11,430
05/2021	$11,906	$11,467
06/2021	$11,966	$11,548
07/2021	$12,076	$11,677
08/2021	$12,054	$11,655
09/2021	$11,986	$11,554
10/2021	$11,942	$11,551
11/2021	$11,921	$11,585
12/2021	$11,909	$11,555
01/2022	$11,746	$11,306
02/2022	$11,606	$11,180
03/2022	$11,276	$10,869
04/2022	$10,996	$10,457
05/2022	$11,011	$10,524
06/2022	$10,827	$10,359
07/2022	$11,007	$10,612
08/2022	$10,798	$10,313
09/2022	$10,378	$9,867
10/2022	$10,288	$9,739
11/2022	$10,517	$10,097
12/2022	$10,534	$10,052
01/2023	$10,825	$10,361
02/2023	$10,663	$10,093
03/2023	$10,911	$10,350
04/2023	$10,985	$10,412
05/2023	$10,930	$10,299
06/2023	$10,890	$10,262
07/2023	$10,936	$10,255
08/2023	$10,944	$10,189
09/2023	$10,795	$9,931
10/2023	$10,685	$9,774
11/2023	$11,126	$10,216
12/2023	$11,470	$10,608
01/2024	$11,506	$10,578
02/2024	$11,419	$10,429
03/2024	$11,531	$10,525
04/2024	$11,331	$10,259
05/2024	$11,522	$10,433
06/2024	$11,627	$10,532
07/2024	$11,872	$10,778
08/2024	$12,040	$10,933
09/2024	$12,207	$11,079
10/2024	$11,993	$10,805
11/2024	$12,136	$10,919
12/2024	$11,975	$10,740
01/2025	$12,054	$10,797
02/2025	$12,301	$11,035
03/2025	$12,270	$11,039
04/2025	$12,248	$11,082
05/2025	$12,284	$11,003
06/2025	$12,490	$11,172
07/2025	$12,505	$11,143
08/2025	$12,649	$11,276
09/2025	$12,779	$11,399
10/2025	$12,817	$11,470
11/2025	$12,906	$11,541
12/2025	$12,884	$11,524
01/2026	$12,948	$11,537
02/2026	$13,083	$11,726
03/2026	$12,876	$11,519
04/2026	$12,942	$11,532
05/2026	$13,011	$11,568
06/2026	$13,037	$11,596
07/2026	$12,925	$11,445
08/2026	$12,970	$11,489

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (8/31/16)
R6 ClassFootnote Reference1	2.54%Footnote Reference2	1.48%	2.63%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 368,450,430
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 450,233
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$368,450,430
# of Portfolio Holdings	92
Portfolio Turnover Rate	5%
Total Management Fees Paid	$450,233

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Asset-Backed Obligations	43.4
Corporate Obligations	40.6
U.S. Treasury Obligations	8.0
Investment Companies	5.1
Foreign Corporate Obligations	2.9

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.0
Semiconductors	2.1
REITS	2.2
Telecommunications	3.6
U.S. Treasury Obligations	8.4
Pipelines	13.9
Electric	16.9
Asset-Backed Obligations	45.8

Excludes cash equivalents.

Top Country Exposure - % Investments

Table Summary
Value	Value
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Mexico	0.8
Peru	1.2
Cayman Islands	2.5
United States	94.1

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.5
AT&T, Inc., 4.300%, Due 12/15/2042	2.4
Eversource Energy, 5.125%, Due 5/15/2033	2.3
Energy Transfer LP, 5.750%, Due 2/15/2033	2.2
MPLX LP, 5.400%, Due 9/15/2035	2.1
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.1
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.0
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.0
Exelon Corp., 5.300%, Due 3/15/2033	2.0
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000267490
Shareholder Report [Line Items]
Fund Name	DoubleLine Select Income Fund
Class Name	Y
Trading Symbol	BILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of April 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference#	Costs paid as a percentage of a $10,000 investment
Y	$25	0.59%Footnote Reference*
Footnote	Description
Footnote#	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.59%	[8]
Expenses Short Period Footnote [Text Block]	Due to a change in the Fund's fiscal year-end, costs are reported for a 5-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 2.54% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89%.

  Market conditions were impacted by persistent inflation concerns, shifting expectations for Federal Reserve policy, and geopolitical developments in the Middle East, which contributed to periods of rising Treasury yields and heightened volatility across fixed income markets.

  The Fund generated a positive return during the period, benefiting from strong income generation and its allocation to asset-backed securities.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index
08/2016	$100,000	$100,000
09/2016	$100,280	$99,941
10/2016	$100,200	$99,177
11/2016	$97,716	$96,831
12/2016	$98,057	$96,968
01/2017	$98,730	$97,158
02/2017	$99,440	$97,811
03/2017	$99,854	$97,760
04/2017	$100,954	$98,514
05/2017	$101,749	$99,272
06/2017	$101,810	$99,172
07/2017	$102,461	$99,599
08/2017	$103,425	$100,493
09/2017	$103,084	$100,014
10/2017	$103,455	$100,072
11/2017	$103,429	$99,943
12/2017	$103,712	$100,402
01/2018	$103,109	$99,246
02/2018	$102,344	$98,305
03/2018	$102,521	$98,935
04/2018	$101,946	$98,200
05/2018	$102,406	$98,900
06/2018	$102,375	$98,779
07/2018	$102,655	$98,802
08/2018	$103,348	$99,438
09/2018	$103,096	$98,798
10/2018	$102,765	$98,017
11/2018	$102,950	$98,602
12/2018	$104,112	$100,413
01/2019	$105,141	$101,480
02/2019	$105,322	$101,421
03/2019	$107,104	$103,368
04/2019	$107,601	$103,395
05/2019	$109,017	$105,230
06/2019	$110,151	$106,552
07/2019	$110,565	$106,786
08/2019	$112,685	$109,553
09/2019	$112,330	$108,970
10/2019	$112,744	$109,298
11/2019	$112,491	$109,242
12/2019	$112,750	$109,166
01/2020	$114,566	$111,267
02/2020	$115,602	$113,270
03/2020	$104,623	$112,603
04/2020	$109,274	$114,605
05/2020	$111,909	$115,138
06/2020	$113,721	$115,864
07/2020	$115,990	$117,594
08/2020	$116,258	$116,645
09/2020	$116,432	$116,581
10/2020	$116,394	$116,061
11/2020	$118,087	$117,199
12/2020	$118,926	$117,361
01/2021	$119,725	$116,519
02/2021	$118,866	$114,837
03/2021	$117,941	$113,403
04/2021	$118,525	$114,299
05/2021	$119,061	$114,672
06/2021	$119,656	$115,478
07/2021	$120,756	$116,769
08/2021	$120,541	$116,547
09/2021	$119,860	$115,538
10/2021	$119,420	$115,506
11/2021	$119,209	$115,848
12/2021	$119,086	$115,551
01/2022	$117,459	$113,062
02/2022	$116,062	$111,800
03/2022	$112,758	$108,694
04/2022	$109,959	$104,570
05/2022	$110,112	$105,244
06/2022	$108,268	$103,593
07/2022	$110,066	$106,124
08/2022	$107,979	$103,125
09/2022	$103,782	$98,670
10/2022	$102,877	$97,392
11/2022	$105,172	$100,973
12/2022	$105,344	$100,518
01/2023	$108,248	$103,610
02/2023	$106,626	$100,931
03/2023	$109,108	$103,495
04/2023	$109,853	$104,122
05/2023	$109,304	$102,989
06/2023	$108,901	$102,621
07/2023	$109,357	$102,550
08/2023	$109,443	$101,895
09/2023	$107,949	$99,305
10/2023	$106,846	$97,738
11/2023	$111,259	$102,165
12/2023	$114,701	$106,075
01/2024	$115,062	$105,784
02/2024	$114,186	$104,289
03/2024	$115,307	$105,252
04/2024	$113,311	$102,594
05/2024	$115,220	$104,333
06/2024	$116,270	$105,321
07/2024	$118,716	$107,781
08/2024	$120,402	$109,330
09/2024	$122,067	$110,794
10/2024	$119,931	$108,046
11/2024	$121,358	$109,188
12/2024	$119,754	$107,401
01/2025	$120,542	$107,971
02/2025	$123,006	$110,347
03/2025	$122,696	$110,388
04/2025	$122,478	$110,822
05/2025	$122,836	$110,029
06/2025	$124,904	$111,721
07/2025	$125,048	$111,426
08/2025	$126,488	$112,759
09/2025	$127,789	$113,989
10/2025	$128,167	$114,701
11/2025	$129,056	$115,414
12/2025	$128,844	$115,243
01/2026	$129,476	$115,366
02/2026	$130,833	$117,255
03/2026	$128,758	$115,189
04/2026	$129,417	$115,318
05/2026	$130,108	$115,677
06/2026	$130,367	$115,956
07/2026	$129,247	$114,445
08/2026	$129,701	$114,890

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	2.54%Footnote Reference2	1.48%	2.63%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 368,450,430
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 450,233
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$368,450,430
# of Portfolio Holdings	92
Portfolio Turnover Rate	5%
Total Management Fees Paid	$450,233

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Asset-Backed Obligations	43.4
Corporate Obligations	40.6
U.S. Treasury Obligations	8.0
Investment Companies	5.1
Foreign Corporate Obligations	2.9

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.0
Semiconductors	2.1
REITS	2.2
Telecommunications	3.6
U.S. Treasury Obligations	8.4
Pipelines	13.9
Electric	16.9
Asset-Backed Obligations	45.8

Excludes cash equivalents.

Top Country Exposure - % Investments

Table Summary
Value	Value
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Mexico	0.8
Peru	1.2
Cayman Islands	2.5
United States	94.1

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.5
AT&T, Inc., 4.300%, Due 12/15/2042	2.4
Eversource Energy, 5.125%, Due 5/15/2033	2.3
Energy Transfer LP, 5.750%, Due 2/15/2033	2.2
MPLX LP, 5.400%, Due 9/15/2035	2.1
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.1
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.0
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.0
Exelon Corp., 5.300%, Due 3/15/2033	2.0
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254859
Shareholder Report [Line Items]
Fund Name	Ninety One Emerging Markets Equity Fund
Class Name	R5
Trading Symbol	ZEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$105	0.86%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 44.10% for the twelve months ended August 31, 2026, compared to the MSCI Emerging Markets Index (USD) return of 39.24%.

  Broad market performance was driven by Artificial Intelligence-related opportunities in China, Taiwan and South Korea as well as U.S. dollar weakness.

  The Fund’s focus on high-quality companies with improving operating performance benefitted from the momentum rallies.

  The Fund's performance was positive in all sectors where it invested, except within the Communication Services, Consumer Discretionary, Consumer Staples and Real Estate sectors. The Fund's holdings in the Information Technology sector were the most significant contributors to performance for the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R5	MSCI Emerging Markets Index (USD)
11/2018	$250,000	$250,000
11/2018	$249,500	$250,773
12/2018	$240,129	$244,131
01/2019	$262,164	$265,503
02/2019	$264,167	$266,100
03/2019	$267,172	$268,336
04/2019	$271,178	$273,986
05/2019	$252,148	$254,104
06/2019	$269,676	$269,964
07/2019	$265,669	$266,659
08/2019	$253,400	$253,661
09/2019	$256,154	$258,499
10/2019	$268,424	$269,405
11/2019	$267,923	$269,032
12/2019	$289,394	$289,106
01/2020	$271,387	$275,625
02/2020	$256,725	$261,092
03/2020	$216,595	$220,879
04/2020	$234,345	$241,106
05/2020	$236,917	$242,958
06/2020	$254,924	$260,817
07/2020	$278,590	$284,124
08/2020	$285,278	$290,404
09/2020	$280,905	$285,746
10/2020	$282,706	$291,632
11/2020	$306,886	$318,605
12/2020	$331,779	$342,026
01/2021	$346,080	$352,510
02/2021	$350,500	$355,206
03/2021	$344,260	$349,846
04/2021	$357,781	$358,554
05/2021	$358,821	$366,867
06/2021	$360,641	$367,503
07/2021	$344,260	$342,772
08/2021	$348,160	$351,742
09/2021	$328,399	$337,763
10/2021	$333,599	$341,095
11/2021	$315,918	$327,192
12/2021	$329,216	$333,335
01/2022	$324,710	$327,022
02/2022	$314,008	$317,246
03/2022	$309,221	$310,083
04/2022	$289,225	$292,832
05/2022	$295,984	$294,125
06/2022	$270,920	$274,578
07/2022	$268,385	$273,904
08/2022	$263,316	$275,049
09/2022	$235,436	$242,805
10/2022	$226,705	$235,264
11/2022	$263,598	$270,161
12/2022	$253,074	$266,363
01/2023	$276,728	$287,396
02/2023	$258,774	$268,758
03/2023	$266,183	$276,896
04/2023	$263,049	$273,761
05/2023	$253,359	$269,164
06/2023	$267,893	$279,384
07/2023	$281,003	$296,772
08/2023	$264,188	$278,491
09/2023	$257,919	$271,208
10/2023	$249,369	$260,670
11/2023	$270,173	$281,532
12/2023	$279,547	$292,542
01/2024	$269,053	$278,956
02/2024	$281,879	$292,229
03/2024	$289,166	$299,468
04/2024	$290,041	$300,805
05/2024	$297,328	$302,510
06/2024	$307,822	$314,440
07/2024	$306,073	$315,377
08/2024	$309,280	$320,468
09/2024	$325,603	$341,867
10/2024	$316,567	$326,660
11/2024	$311,320	$314,928
12/2024	$315,270	$314,495
01/2025	$320,890	$320,112
02/2025	$324,439	$321,662
03/2025	$325,326	$323,701
04/2025	$329,466	$327,954
05/2025	$346,028	$341,944
06/2025	$366,435	$362,505
07/2025	$373,829	$369,569
08/2025	$382,997	$374,309
09/2025	$410,798	$401,085
10/2025	$429,430	$417,848
11/2025	$417,009	$407,853
12/2025	$430,374	$420,057
01/2026	$475,385	$457,244
02/2026	$505,162	$482,370
03/2026	$446,301	$419,361
04/2026	$510,702	$481,055
05/2026	$559,521	$527,652
06/2026	$562,291	$520,221
07/2026	$536,670	$504,230
08/2026	$551,904	$521,208

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
Class R5Footnote Reference1	44.10%	9.65%	10.75%
MSCI Emerging Markets Index (USD)	39.24%	8.18%	10.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date	Nov. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 334,175,798
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,662,394
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$334,175,798
# of Portfolio Holdings	84
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,662,394

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.7
Investment Companies	2.2
Common Stocks	2.1

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.0
Utilities	1.3
Energy	2.3
Consumer Staples	3.7
Communication Services	6.3
Materials	6.7
Health Care	7.1
Consumer Discretionary	8.1
Industrials	8.2
Financials	17.5
Information Technology	37.8

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Greece	1.9
Saudi Arabia	2.0
Mexico	2.0
United States	2.1
South Africa	4.1
Brazil	5.7
India	12.7
Republic of Korea	17.4
Taiwan	19.8
China	24.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.6
Samsung Electronics Co. Ltd.	7.8
SK Hynix, Inc.	6.0
Tencent Holdings Ltd.	3.3
WuXi AppTec Co. Ltd., Class A	2.7
MediaTek, Inc.	2.0
Alibaba Group Holding Ltd.	1.9
Shinhan Financial Group Co. Ltd.	1.5
ICICI Bank Ltd., ADR	1.4
Grupo Mexico SAB de CV, Series B	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254857
Shareholder Report [Line Items]
Fund Name	Ninety One Emerging Markets Equity Fund
Class Name	R6
Trading Symbol	ZEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.83%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 44.17% for the twelve months ended August 31, 2026, compared to the MSCI Emerging Markets Index (USD) return of 39.24%.

  Broad market performance was driven by Artificial Intelligence-related opportunities in China, Taiwan and South Korea as well as U.S. dollar weakness.

  The Fund’s focus on high-quality companies with improving operating performance benefitted from the momentum rallies.

  The Fund's performance was positive in all sectors where it invested, except within the Communication Services, Consumer Discretionary, Consumer Staples and Real Estate sectors. The Fund's holdings in the Information Technology sector were the most significant contributors to performance for the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R6	MSCI Emerging Markets Index (USD)
11/2018	$10,000	$10,000
11/2018	$9,980	$10,031
12/2018	$9,605	$9,765
01/2019	$10,487	$10,620
02/2019	$10,567	$10,644
03/2019	$10,687	$10,733
04/2019	$10,847	$10,959
05/2019	$10,086	$10,164
06/2019	$10,787	$10,798
07/2019	$10,627	$10,666
08/2019	$10,136	$10,146
09/2019	$10,246	$10,340
10/2019	$10,737	$10,776
11/2019	$10,717	$10,761
12/2019	$11,576	$11,564
01/2020	$10,855	$11,025
02/2020	$10,269	$10,444
03/2020	$8,664	$8,835
04/2020	$9,374	$9,644
05/2020	$9,477	$9,718
06/2020	$10,197	$10,433
07/2020	$11,144	$11,365
08/2020	$11,411	$11,616
09/2020	$11,236	$11,430
10/2020	$11,308	$11,665
11/2020	$12,275	$12,744
12/2020	$13,271	$13,681
01/2021	$13,843	$14,100
02/2021	$14,020	$14,208
03/2021	$13,770	$13,994
04/2021	$14,311	$14,342
05/2021	$14,353	$14,675
06/2021	$14,426	$14,700
07/2021	$13,770	$13,711
08/2021	$13,926	$14,070
09/2021	$13,136	$13,510
10/2021	$13,344	$13,644
11/2021	$12,637	$13,088
12/2021	$13,169	$13,333
01/2022	$12,988	$13,081
02/2022	$12,560	$12,690
03/2022	$12,369	$12,403
04/2022	$11,569	$11,713
05/2022	$11,839	$11,765
06/2022	$10,837	$10,983
07/2022	$10,735	$10,956
08/2022	$10,533	$11,002
09/2022	$9,417	$9,712
10/2022	$9,068	$9,410
11/2022	$10,544	$10,806
12/2022	$10,123	$10,654
01/2023	$11,069	$11,496
02/2023	$10,351	$10,750
03/2023	$10,647	$11,076
04/2023	$10,522	$10,950
05/2023	$10,134	$10,766
06/2023	$10,716	$11,175
07/2023	$11,240	$11,871
08/2023	$10,568	$11,140
09/2023	$10,317	$10,848
10/2023	$9,975	$10,427
11/2023	$10,807	$11,261
12/2023	$11,182	$11,702
01/2024	$10,762	$11,158
02/2024	$11,275	$11,689
03/2024	$11,567	$11,979
04/2024	$11,602	$12,032
05/2024	$11,893	$12,100
06/2024	$12,313	$12,577
07/2024	$12,243	$12,615
08/2024	$12,371	$12,819
09/2024	$13,024	$13,675
10/2024	$12,663	$13,066
11/2024	$12,453	$12,597
12/2024	$12,611	$12,580
01/2025	$12,836	$12,804
02/2025	$12,978	$12,866
03/2025	$13,013	$12,948
04/2025	$13,190	$13,118
05/2025	$13,853	$13,678
06/2025	$14,669	$14,500
07/2025	$14,965	$14,783
08/2025	$15,320	$14,972
09/2025	$16,444	$16,043
10/2025	$17,177	$16,714
11/2025	$16,692	$16,314
12/2025	$17,227	$16,802
01/2026	$19,027	$18,290
02/2026	$20,218	$19,295
03/2026	$17,864	$16,774
04/2026	$20,453	$19,242
05/2026	$22,406	$21,106
06/2026	$22,503	$20,809
07/2026	$21,492	$20,169
08/2026	$22,087	$20,848

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
R6 ClassFootnote Reference1	44.17%	9.66%	10.76%
MSCI Emerging Markets Index (USD)	39.24%	8.18%	10.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date	Nov. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 334,175,798
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,662,394
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$334,175,798
# of Portfolio Holdings	84
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,662,394

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.7
Investment Companies	2.2
Common Stocks	2.1

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.0
Utilities	1.3
Energy	2.3
Consumer Staples	3.7
Communication Services	6.3
Materials	6.7
Health Care	7.1
Consumer Discretionary	8.1
Industrials	8.2
Financials	17.5
Information Technology	37.8

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Greece	1.9
Saudi Arabia	2.0
Mexico	2.0
United States	2.1
South Africa	4.1
Brazil	5.7
India	12.7
Republic of Korea	17.4
Taiwan	19.8
China	24.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.6
Samsung Electronics Co. Ltd.	7.8
SK Hynix, Inc.	6.0
Tencent Holdings Ltd.	3.3
WuXi AppTec Co. Ltd., Class A	2.7
MediaTek, Inc.	2.0
Alibaba Group Holding Ltd.	1.9
Shinhan Financial Group Co. Ltd.	1.5
ICICI Bank Ltd., ADR	1.4
Grupo Mexico SAB de CV, Series B	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254858
Shareholder Report [Line Items]
Fund Name	Ninety One Emerging Markets Equity Fund
Class Name	Y
Trading Symbol	ZEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$112	0.92%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 43.96% for the twelve months ended August 31, 2026, compared to the MSCI Emerging Markets Index (USD) return of 39.24%.

  Broad market performance was driven by Artificial Intelligence-related opportunities in China, Taiwan and South Korea as well as U.S. dollar weakness.

  The Fund’s focus on high-quality companies with improving operating performance benefitted from the momentum rallies.

  The Fund's performance was positive in all sectors where it invested, except within the Communication Services, Consumer Discretionary, Consumer Staples and Real Estate sectors. The Fund's holdings in the Information Technology sector were the most significant contributors to performance for the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI Emerging Markets Index (USD)
11/2018	$100,000	$100,000
11/2018	$99,800	$100,309
12/2018	$96,029	$97,652
01/2019	$104,840	$106,201
02/2019	$105,541	$106,440
03/2019	$106,743	$107,334
04/2019	$108,345	$109,594
05/2019	$100,735	$101,642
06/2019	$107,744	$107,985
07/2019	$106,142	$106,664
08/2019	$101,135	$101,464
09/2019	$102,237	$103,400
10/2019	$107,143	$107,762
11/2019	$106,943	$107,613
12/2019	$115,475	$115,642
01/2020	$108,187	$110,250
02/2020	$102,439	$104,437
03/2020	$86,324	$88,352
04/2020	$93,406	$96,442
05/2020	$94,330	$97,183
06/2020	$101,618	$104,327
07/2020	$110,958	$113,650
08/2020	$113,627	$116,162
09/2020	$111,882	$114,298
10/2020	$112,601	$116,653
11/2020	$122,146	$127,442
12/2020	$132,117	$136,811
01/2021	$137,708	$141,004
02/2021	$139,365	$142,082
03/2021	$136,984	$139,939
04/2021	$142,264	$143,422
05/2021	$142,678	$146,747
06/2021	$143,403	$147,001
07/2021	$136,880	$137,109
08/2021	$138,330	$140,697
09/2021	$130,461	$135,105
10/2021	$132,531	$136,438
11/2021	$125,491	$130,877
12/2021	$130,780	$133,334
01/2022	$128,878	$130,809
02/2022	$124,626	$126,898
03/2022	$122,725	$124,033
04/2022	$114,782	$117,133
05/2022	$117,467	$117,650
06/2022	$107,398	$109,831
07/2022	$106,391	$109,562
08/2022	$104,266	$110,020
09/2022	$93,190	$97,122
10/2022	$89,834	$94,106
11/2022	$104,377	$108,064
12/2022	$100,350	$106,545
01/2023	$109,636	$114,958
02/2023	$102,476	$107,503
03/2023	$105,384	$110,758
04/2023	$104,154	$109,505
05/2023	$100,238	$107,665
06/2023	$105,944	$111,754
07/2023	$111,202	$118,709
08/2023	$104,489	$111,396
09/2023	$102,028	$108,483
10/2023	$98,672	$104,268
11/2023	$106,839	$112,613
12/2023	$110,556	$117,017
01/2024	$106,412	$111,583
02/2024	$111,564	$116,892
03/2024	$114,365	$119,787
04/2024	$114,701	$120,322
05/2024	$117,501	$121,004
06/2024	$121,645	$125,776
07/2024	$120,861	$126,151
08/2024	$122,206	$128,187
09/2024	$128,590	$136,747
10/2024	$125,118	$130,664
11/2024	$122,878	$125,971
12/2024	$124,446	$125,798
01/2025	$126,686	$128,045
02/2025	$128,030	$128,665
03/2025	$128,254	$129,480
04/2025	$130,046	$131,181
05/2025	$136,543	$136,778
06/2025	$144,832	$145,002
07/2025	$147,744	$147,828
08/2025	$151,329	$149,724
09/2025	$162,306	$160,434
10/2025	$169,587	$167,139
11/2025	$164,770	$163,141
12/2025	$170,058	$168,023
01/2026	$187,897	$182,898
02/2026	$199,616	$192,948
03/2026	$176,308	$167,744
04/2026	$201,830	$192,422
05/2026	$220,971	$211,061
06/2026	$222,013	$208,088
07/2026	$211,987	$201,692
08/2026	$217,846	$208,483

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
Class YFootnote Reference1	43.96%	9.51%	10.56%
MSCI Emerging Markets Index (USD)	39.24%	8.18%	10.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date	Nov. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 334,175,798
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,662,394
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$334,175,798
# of Portfolio Holdings	84
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,662,394

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.7
Investment Companies	2.2
Common Stocks	2.1

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.0
Utilities	1.3
Energy	2.3
Consumer Staples	3.7
Communication Services	6.3
Materials	6.7
Health Care	7.1
Consumer Discretionary	8.1
Industrials	8.2
Financials	17.5
Information Technology	37.8

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Greece	1.9
Saudi Arabia	2.0
Mexico	2.0
United States	2.1
South Africa	4.1
Brazil	5.7
India	12.7
Republic of Korea	17.4
Taiwan	19.8
China	24.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.6
Samsung Electronics Co. Ltd.	7.8
SK Hynix, Inc.	6.0
Tencent Holdings Ltd.	3.3
WuXi AppTec Co. Ltd., Class A	2.7
MediaTek, Inc.	2.0
Alibaba Group Holding Ltd.	1.9
Shinhan Financial Group Co. Ltd.	1.5
ICICI Bank Ltd., ADR	1.4
Grupo Mexico SAB de CV, Series B	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254862
Shareholder Report [Line Items]
Fund Name	Ninety One Global Franchise Fund
Class Name	R5
Trading Symbol	ZGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 9.66% for the twelve months ended August 31, 2026, compared to the MSCI ACWI Index (USD) return of 22.35%.

  Broad market performance was driven by continued momentum in Artificial Intelligence-adjacent companies across the U.S. and Asia, particularly within the semiconductor industry, as well as resilient global earnings overall.

  The Fund’s focus on high-quality global companies with durable cash flows did not keep pace with the high beta and momentum-driven rally.

  The Fund's performance was positive in all sectors where it invested except within the Consumer Discretionary, Industrials and Financials sectors. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R5	MSCI ACWI Index (USD)
12/2017	$250,000	$250,000
12/2017	$250,948	$253,574
01/2018	$259,955	$267,881
02/2018	$249,947	$256,623
03/2018	$249,447	$251,133
04/2018	$246,945	$253,533
05/2018	$250,698	$253,852
06/2018	$256,452	$252,472
07/2018	$264,959	$260,084
08/2018	$268,962	$262,134
09/2018	$269,212	$263,267
10/2018	$254,951	$243,542
11/2018	$262,207	$247,106
12/2018	$242,889	$229,698
01/2019	$258,275	$247,837
02/2019	$268,616	$254,470
03/2019	$278,200	$257,664
04/2019	$286,019	$266,367
05/2019	$273,660	$250,567
06/2019	$287,785	$266,975
07/2019	$291,820	$267,758
08/2019	$292,325	$261,403
09/2019	$288,289	$266,903
10/2019	$294,343	$274,206
11/2019	$301,657	$280,901
12/2019	$311,220	$290,789
01/2020	$316,055	$287,586
02/2020	$293,916	$264,359
03/2020	$271,777	$228,668
04/2020	$297,479	$253,162
05/2020	$312,747	$264,173
06/2020	$317,073	$272,609
07/2020	$329,033	$287,030
08/2020	$344,047	$304,602
09/2020	$332,596	$294,776
10/2020	$314,274	$287,607
11/2020	$342,775	$323,060
12/2020	$363,249	$338,058
01/2021	$352,520	$336,523
02/2021	$358,906	$344,320
03/2021	$368,869	$353,519
04/2021	$392,370	$368,969
05/2021	$396,202	$374,717
06/2021	$405,143	$379,651
07/2021	$415,105	$382,267
08/2021	$420,980	$391,836
09/2021	$399,012	$375,654
10/2021	$423,790	$394,823
11/2021	$408,719	$385,316
12/2021	$430,725	$400,725
01/2022	$404,891	$381,052
02/2022	$389,801	$371,204
03/2022	$394,660	$379,249
04/2022	$368,060	$348,894
05/2022	$368,827	$349,296
06/2022	$341,203	$319,857
07/2022	$369,083	$342,188
08/2022	$350,923	$329,591
09/2022	$318,951	$298,041
10/2022	$339,413	$316,025
11/2022	$366,014	$340,540
12/2022	$352,984	$327,139
01/2023	$381,479	$350,593
02/2023	$361,969	$340,540
03/2023	$377,628	$351,036
04/2023	$384,303	$356,083
05/2023	$375,318	$352,272
06/2023	$395,085	$372,729
07/2023	$404,327	$386,367
08/2023	$398,936	$375,572
09/2023	$380,452	$360,039
10/2023	$373,264	$349,213
11/2023	$405,097	$381,453
12/2023	$421,379	$399,767
01/2024	$426,273	$402,116
02/2024	$433,743	$419,369
03/2024	$438,636	$432,533
04/2024	$413,910	$418,267
05/2024	$427,561	$435,252
06/2024	$442,500	$444,945
07/2024	$447,651	$452,124
08/2024	$455,121	$463,609
09/2024	$455,636	$474,373
10/2024	$443,530	$463,733
11/2024	$460,787	$481,078
12/2024	$454,354	$469,686
01/2025	$469,327	$485,456
02/2025	$476,039	$482,531
03/2025	$467,520	$463,465
04/2025	$477,330	$467,791
05/2025	$503,920	$494,675
06/2025	$515,021	$516,882
07/2025	$501,339	$523,897
08/2025	$508,309	$536,834
09/2025	$520,442	$556,292
10/2025	$519,152	$568,734
11/2025	$528,961	$568,662
12/2025	$538,433	$574,606
01/2026	$540,385	$591,632
02/2026	$525,886	$599,244
03/2026	$491,589	$556,209
04/2026	$511,107	$612,789
05/2026	$520,030	$644,411
06/2026	$521,145	$639,240
07/2026	$544,010	$639,724
08/2026	$557,394	$656,813

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
Class R5Footnote Reference1	9.66%	5.77%	9.63%
MSCI ACWI Index (USD)	22.35%	10.88%	11.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 328,092,854
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,843,836
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$328,092,854
# of Portfolio Holdings	32
Portfolio Turnover Rate	18%
Total Management Fees Paid	$2,843,836

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	69.9
Foreign Common Stocks	28.4
Investment Companies	1.7
Warrants	0.0

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.0
Consumer Discretionary	8.4
Communication Services	9.9
Consumer Staples	11.1
Health Care	11.9
Financials	26.5
Information Technology	28.2

Country Exposure - % Equities

Table Summary
Value	Value
Canada	0.0
Israel	1.7
Germany	2.6
France	3.2
United Kingdom	4.7
Netherlands	8.0
China	8.7
United States	71.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Visa, Inc., Class A	9.2
ASML Holding NV	7.8
Microsoft Corp.	5.9
Philip Morris International, Inc.	5.9
Booking Holdings, Inc.	5.0
Marsh & McLennan Cos., Inc.	4.7
Alphabet, Inc., Class A	4.6
Johnson & Johnson	3.8
London Stock Exchange Group PLC	3.8
NetEase, Inc., ADR	3.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254861
Shareholder Report [Line Items]
Fund Name	Ninety One Global Franchise Fund
Class Name	R6
Trading Symbol	ZGFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 9.65% for the twelve months ended August 31, 2026, compared to the MSCI ACWI Index (USD) return of 22.35%.

  Broad market performance was driven by continued momentum in Artificial Intelligence-adjacent companies across the U.S. and Asia, particularly within the semiconductor industry, as well as resilient global earnings overall.

  The Fund’s focus on high-quality global companies with durable cash flows did not keep pace with the high beta and momentum-driven rally.

  The Fund's performance was positive in all sectors where it invested except within the Consumer Discretionary, Industrials and Financials sectors. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R6	MSCI ACWI Index (USD)
12/2017	$10,000	$10,000
12/2017	$10,038	$10,143
01/2018	$10,398	$10,715
02/2018	$9,998	$10,265
03/2018	$9,978	$10,045
04/2018	$9,878	$10,141
05/2018	$10,028	$10,154
06/2018	$10,258	$10,099
07/2018	$10,598	$10,403
08/2018	$10,758	$10,485
09/2018	$10,768	$10,531
10/2018	$10,198	$9,742
11/2018	$10,488	$9,884
12/2018	$9,716	$9,188
01/2019	$10,331	$9,913
02/2019	$10,745	$10,179
03/2019	$11,128	$10,306
04/2019	$11,441	$10,655
05/2019	$10,946	$10,023
06/2019	$11,511	$10,679
07/2019	$11,673	$10,710
08/2019	$11,693	$10,456
09/2019	$11,532	$10,676
10/2019	$11,774	$10,968
11/2019	$12,066	$11,236
12/2019	$12,449	$11,631
01/2020	$12,642	$11,503
02/2020	$11,757	$10,574
03/2020	$10,871	$9,147
04/2020	$11,899	$10,126
05/2020	$12,510	$10,567
06/2020	$12,683	$10,904
07/2020	$13,161	$11,481
08/2020	$13,762	$12,184
09/2020	$13,304	$11,791
10/2020	$12,571	$11,504
11/2020	$13,711	$12,922
12/2020	$14,530	$13,522
01/2021	$14,101	$13,461
02/2021	$14,356	$13,773
03/2021	$14,755	$14,141
04/2021	$15,695	$14,759
05/2021	$15,848	$14,989
06/2021	$16,206	$15,186
07/2021	$16,604	$15,291
08/2021	$16,839	$15,673
09/2021	$15,960	$15,026
10/2021	$16,952	$15,793
11/2021	$16,349	$15,412
12/2021	$17,229	$16,029
01/2022	$16,196	$15,242
02/2022	$15,592	$14,848
03/2022	$15,786	$15,170
04/2022	$14,722	$13,956
05/2022	$14,753	$13,972
06/2022	$13,648	$12,794
07/2022	$14,763	$13,687
08/2022	$14,037	$13,183
09/2022	$12,758	$11,922
10/2022	$13,576	$12,641
11/2022	$14,641	$13,621
12/2022	$14,119	$13,085
01/2023	$15,259	$14,024
02/2023	$14,479	$13,621
03/2023	$15,105	$14,041
04/2023	$15,372	$14,243
05/2023	$15,013	$14,091
06/2023	$15,803	$14,909
07/2023	$16,173	$15,454
08/2023	$15,957	$15,023
09/2023	$15,218	$14,401
10/2023	$14,931	$13,968
11/2023	$16,204	$15,258
12/2023	$16,855	$15,991
01/2024	$17,051	$16,084
02/2024	$17,350	$16,775
03/2024	$17,545	$17,301
04/2024	$16,556	$16,730
05/2024	$17,102	$17,410
06/2024	$17,700	$17,798
07/2024	$17,906	$18,085
08/2024	$18,205	$18,544
09/2024	$18,225	$18,975
10/2024	$17,741	$18,549
11/2024	$18,421	$19,243
12/2024	$18,170	$18,787
01/2025	$18,769	$19,418
02/2025	$19,037	$19,301
03/2025	$18,696	$18,538
04/2025	$19,099	$18,711
05/2025	$20,152	$19,787
06/2025	$20,606	$20,675
07/2025	$20,059	$20,956
08/2025	$20,338	$21,473
09/2025	$20,813	$22,251
10/2025	$20,761	$22,749
11/2025	$21,164	$22,746
12/2025	$21,531	$22,984
01/2026	$21,609	$23,665
02/2026	$21,041	$23,970
03/2026	$19,658	$22,248
04/2026	$20,450	$24,511
05/2026	$20,807	$25,776
06/2026	$20,851	$25,569
07/2026	$21,766	$25,589
08/2026	$22,301	$26,272

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
R6 ClassFootnote Reference1	9.65%	5.78%	9.63%
MSCI ACWI Index (USD)	22.35%	10.88%	11.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 328,092,854
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,843,836
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$328,092,854
# of Portfolio Holdings	32
Portfolio Turnover Rate	18%
Total Management Fees Paid	$2,843,836

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	69.9
Foreign Common Stocks	28.4
Investment Companies	1.7
Warrants	0.0

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.0
Consumer Discretionary	8.4
Communication Services	9.9
Consumer Staples	11.1
Health Care	11.9
Financials	26.5
Information Technology	28.2

Country Exposure - % Equities

Table Summary
Value	Value
Canada	0.0
Israel	1.7
Germany	2.6
France	3.2
United Kingdom	4.7
Netherlands	8.0
China	8.7
United States	71.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Visa, Inc., Class A	9.2
ASML Holding NV	7.8
Microsoft Corp.	5.9
Philip Morris International, Inc.	5.9
Booking Holdings, Inc.	5.0
Marsh & McLennan Cos., Inc.	4.7
Alphabet, Inc., Class A	4.6
Johnson & Johnson	3.8
London Stock Exchange Group PLC	3.8
NetEase, Inc., ADR	3.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254860
Shareholder Report [Line Items]
Fund Name	Ninety One Global Franchise Fund
Class Name	Y
Trading Symbol	ZGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 9.64% for the twelve months ended August 31, 2026, compared to the MSCI ACWI Index (USD) return of 22.35%.

  Broad market performance was driven by continued momentum in Artificial Intelligence-adjacent companies across the U.S. and Asia, particularly within the semiconductor industry, as well as resilient global earnings overall.

  The Fund’s focus on high-quality global companies with durable cash flows did not keep pace with the high beta and momentum-driven rally.

  The Fund's performance was positive in all sectors where it invested except within the Consumer Discretionary, Industrials and Financials sectors. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI ACWI Index (USD)
12/2017	$100,000	$100,000
12/2017	$100,379	$101,430
01/2018	$103,982	$107,152
02/2018	$99,979	$102,649
03/2018	$99,779	$100,453
04/2018	$98,778	$101,413
05/2018	$100,279	$101,541
06/2018	$102,581	$100,989
07/2018	$105,983	$104,034
08/2018	$107,585	$104,853
09/2018	$107,685	$105,307
10/2018	$101,980	$97,417
11/2018	$104,783	$98,842
12/2018	$97,107	$91,879
01/2019	$103,258	$99,135
02/2019	$107,291	$101,788
03/2019	$111,123	$103,065
04/2019	$114,249	$106,547
05/2019	$109,308	$100,227
06/2019	$114,854	$106,790
07/2019	$116,467	$107,103
08/2019	$116,568	$104,561
09/2019	$115,056	$106,761
10/2019	$117,375	$109,682
11/2019	$120,299	$112,360
12/2019	$124,034	$116,316
01/2020	$126,066	$115,034
02/2020	$117,127	$105,743
03/2020	$108,289	$91,467
04/2020	$118,549	$101,265
05/2020	$124,644	$105,669
06/2020	$126,269	$109,044
07/2020	$131,044	$114,812
08/2020	$137,037	$121,841
09/2020	$132,364	$117,910
10/2020	$125,050	$115,043
11/2020	$136,428	$129,224
12/2020	$144,484	$135,223
01/2021	$140,109	$134,609
02/2021	$142,755	$137,728
03/2021	$146,621	$141,407
04/2021	$155,982	$147,588
05/2021	$157,407	$149,887
06/2021	$160,866	$151,860
07/2021	$164,936	$152,907
08/2021	$167,175	$156,734
09/2021	$158,424	$150,262
10/2021	$168,294	$157,929
11/2021	$162,189	$154,126
12/2021	$170,939	$160,290
01/2022	$160,561	$152,420
02/2022	$154,659	$148,482
03/2022	$156,491	$151,699
04/2022	$145,909	$139,557
05/2022	$146,214	$139,718
06/2022	$135,123	$127,943
07/2022	$146,214	$136,875
08/2022	$138,990	$131,836
09/2022	$126,271	$119,216
10/2022	$134,411	$126,410
11/2022	$144,891	$136,216
12/2022	$139,648	$130,856
01/2023	$150,946	$140,237
02/2023	$143,210	$136,216
03/2023	$149,419	$140,414
04/2023	$151,964	$142,433
05/2023	$148,401	$140,909
06/2023	$156,137	$149,091
07/2023	$159,801	$154,546
08/2023	$157,664	$150,229
09/2023	$150,335	$144,015
10/2023	$147,485	$139,685
11/2023	$160,005	$152,581
12/2023	$166,313	$159,907
01/2024	$168,249	$160,846
02/2024	$171,205	$167,747
03/2024	$173,039	$173,013
04/2024	$163,256	$167,307
05/2024	$168,657	$174,101
06/2024	$174,466	$177,978
07/2024	$176,504	$180,849
08/2024	$179,357	$185,443
09/2024	$179,561	$189,749
10/2024	$174,670	$185,493
11/2024	$181,497	$192,431
12/2024	$179,054	$187,874
01/2025	$184,876	$194,182
02/2025	$187,532	$193,012
03/2025	$184,161	$185,386
04/2025	$188,043	$187,116
05/2025	$198,563	$197,870
06/2025	$202,955	$206,753
07/2025	$197,542	$209,559
08/2025	$200,300	$214,733
09/2025	$205,100	$222,516
10/2025	$204,590	$227,494
11/2025	$208,471	$227,465
12/2025	$212,108	$229,842
01/2026	$212,881	$236,653
02/2026	$207,253	$239,697
03/2026	$193,678	$222,483
04/2026	$201,404	$245,115
05/2026	$204,935	$257,764
06/2026	$205,266	$255,696
07/2026	$214,315	$255,890
08/2026	$219,613	$262,725

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
Class YFootnote Reference1	9.64%	5.61%	9.44%
MSCI ACWI Index (USD)	22.35%	10.88%	11.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date	Dec. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 328,092,854
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,843,836
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$328,092,854
# of Portfolio Holdings	32
Portfolio Turnover Rate	18%
Total Management Fees Paid	$2,843,836

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	69.9
Foreign Common Stocks	28.4
Investment Companies	1.7
Warrants	0.0

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.0
Consumer Discretionary	8.4
Communication Services	9.9
Consumer Staples	11.1
Health Care	11.9
Financials	26.5
Information Technology	28.2

Country Exposure - % Equities

Table Summary
Value	Value
Canada	0.0
Israel	1.7
Germany	2.6
France	3.2
United Kingdom	4.7
Netherlands	8.0
China	8.7
United States	71.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Visa, Inc., Class A	9.2
ASML Holding NV	7.8
Microsoft Corp.	5.9
Philip Morris International, Inc.	5.9
Booking Holdings, Inc.	5.0
Marsh & McLennan Cos., Inc.	4.7
Alphabet, Inc., Class A	4.6
Johnson & Johnson	3.8
London Stock Exchange Group PLC	3.8
NetEase, Inc., ADR	3.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096903
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	A
Trading Symbol	SHOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 1.20% (with sales charges) and 6.27% (without sales charges) for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the ICE BofA U.S. High Yield Index return of 4.80% for the same period.

  The high-yield bond market faced pressure from the Iran conflict’s inflation shock and from hawkish central bank repricing as rising government bond yields, geopolitical volatility and rising borrowing costs proved challenging for many issuers.

  The Fund generally preferred investments with shorter maturities to reduce the impact of rising yields and credit market uncertainty.

  The Fund increased its exposure to less volatile, higher-rated issuers that offered improved relative value given the market's minimum incremental yield for higher risk.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	A with Sales Charge	Bloomberg US Aggregate Bond Index	ICE BofA U.S. High Yield Index
08/2016	$9,528	$10,000	$10,000
09/2016	$9,571	$9,994	$10,065
10/2016	$9,617	$9,918	$10,096
11/2016	$9,640	$9,683	$10,056
12/2016	$9,820	$9,697	$10,254
01/2017	$9,939	$9,716	$10,392
02/2017	$10,052	$9,781	$10,554
03/2017	$10,061	$9,776	$10,532
04/2017	$10,159	$9,851	$10,651
05/2017	$10,184	$9,927	$10,746
06/2017	$10,168	$9,917	$10,758
07/2017	$10,267	$9,960	$10,882
08/2017	$10,207	$10,049	$10,879
09/2017	$10,370	$10,001	$10,977
10/2017	$10,425	$10,007	$11,019
11/2017	$10,464	$9,994	$10,989
12/2017	$10,517	$10,040	$11,021
01/2018	$10,608	$9,925	$11,092
02/2018	$10,489	$9,830	$10,989
03/2018	$10,475	$9,894	$10,921
04/2018	$10,568	$9,820	$10,994
05/2018	$10,560	$9,890	$10,992
06/2018	$10,624	$9,878	$11,030
07/2018	$10,710	$9,880	$11,153
08/2018	$10,718	$9,944	$11,234
09/2018	$10,802	$9,880	$11,299
10/2018	$10,720	$9,802	$11,114
11/2018	$10,568	$9,860	$11,013
12/2018	$10,322	$10,041	$10,772
01/2019	$10,712	$10,148	$11,267
02/2019	$10,854	$10,142	$11,457
03/2019	$10,970	$10,337	$11,569
04/2019	$11,163	$10,339	$11,731
05/2019	$11,010	$10,523	$11,582
06/2019	$11,230	$10,655	$11,866
07/2019	$11,254	$10,679	$11,927
08/2019	$11,238	$10,955	$11,973
09/2019	$11,328	$10,897	$12,011
10/2019	$11,359	$10,930	$12,039
11/2019	$11,328	$10,924	$12,072
12/2019	$11,567	$10,917	$12,324
01/2020	$11,512	$11,127	$12,325
02/2020	$11,258	$11,327	$12,134
03/2020	$9,312	$11,260	$10,707
04/2020	$9,781	$11,460	$11,114
05/2020	$10,519	$11,514	$11,622
06/2020	$10,742	$11,586	$11,735
07/2020	$11,158	$11,759	$12,296
08/2020	$11,455	$11,665	$12,417
09/2020	$11,411	$11,658	$12,288
10/2020	$11,424	$11,606	$12,345
11/2020	$11,973	$11,720	$12,839
12/2020	$12,269	$11,736	$13,084
01/2021	$12,474	$11,652	$13,132
02/2021	$12,620	$11,484	$13,180
03/2021	$12,746	$11,340	$13,202
04/2021	$12,858	$11,430	$13,347
05/2021	$13,015	$11,467	$13,386
06/2021	$13,203	$11,548	$13,569
07/2021	$13,164	$11,677	$13,617
08/2021	$13,260	$11,655	$13,691
09/2021	$13,328	$11,554	$13,696
10/2021	$13,265	$11,551	$13,669
11/2021	$13,113	$11,585	$13,531
12/2021	$13,295	$11,555	$13,786
01/2022	$13,047	$11,306	$13,407
02/2022	$12,941	$11,180	$13,287
03/2022	$12,876	$10,869	$13,164
04/2022	$12,487	$10,457	$12,683
05/2022	$12,584	$10,524	$12,717
06/2022	$11,923	$10,359	$11,851
07/2022	$12,530	$10,612	$12,563
08/2022	$12,309	$10,313	$12,264
09/2022	$11,839	$9,867	$11,771
10/2022	$12,187	$9,739	$12,106
11/2022	$12,391	$10,097	$12,332
12/2022	$12,338	$10,052	$12,239
01/2023	$12,766	$10,361	$12,718
02/2023	$12,671	$10,093	$12,553
03/2023	$12,767	$10,350	$12,695
04/2023	$12,868	$10,412	$12,813
05/2023	$12,813	$10,299	$12,695
06/2023	$12,874	$10,262	$12,902
07/2023	$13,037	$10,255	$13,086
08/2023	$13,057	$10,189	$13,123
09/2023	$12,992	$9,931	$12,968
10/2023	$12,821	$9,774	$12,810
11/2023	$13,339	$10,216	$13,393
12/2023	$13,845	$10,608	$13,887
01/2024	$14,028	$10,578	$13,889
02/2024	$14,091	$10,429	$13,930
03/2024	$14,264	$10,525	$14,096
04/2024	$14,168	$10,259	$13,955
05/2024	$14,355	$10,433	$14,114
06/2024	$14,469	$10,532	$14,250
07/2024	$14,725	$10,778	$14,529
08/2024	$15,004	$10,933	$14,760
09/2024	$15,205	$11,079	$15,002
10/2024	$15,139	$10,805	$14,919
11/2024	$15,217	$10,919	$15,087
12/2024	$15,173	$10,740	$15,025
01/2025	$15,383	$10,797	$15,233
02/2025	$15,488	$11,035	$15,332
03/2025	$15,363	$11,039	$15,167
04/2025	$15,228	$11,082	$15,168
05/2025	$15,392	$11,003	$15,422
06/2025	$15,625	$11,172	$15,709
07/2025	$15,762	$11,143	$15,772
08/2025	$16,081	$11,276	$15,961
09/2025	$16,247	$11,399	$16,086
10/2025	$16,333	$11,470	$16,118
11/2025	$16,471	$11,541	$16,192
12/2025	$16,543	$11,524	$16,303
01/2026	$16,692	$11,537	$16,381
02/2026	$16,782	$11,726	$16,399
03/2026	$16,631	$11,519	$16,213
04/2026	$16,890	$11,532	$16,489
05/2026	$16,914	$11,568	$16,568
06/2026	$16,942	$11,596	$16,611
07/2026	$16,924	$11,445	$16,563
08/2026	$17,089	$11,489	$16,727

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	6.27%	5.20%	6.02%
Class A with Maximum Sales Charge - 4.75%Footnote Reference1	1.20%	4.19%	5.50%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA U.S. High Yield Index	4.80%	4.09%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,518,901,073
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 13,231,795
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,518,901,073
# of Portfolio Holdings	124
Portfolio Turnover Rate	42%
Total Management Fees Paid	$13,231,795

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	54.6
Foreign Corporate Obligations	33.4
Preferred Stocks	4.2
Convertible Obligations	3.3
Investment Companies	2.2
Foreign Convertible Obligations	1.7
Foreign Common Stocks	0.6

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Aerospace/Defense	4.5
Diversified Financial Services	5.2
Entertainment	5.5
Commercial Services	5.5
Food	6.7
Computers	6.7
Real Estate	6.9
Health Care - Services	8.7
Oil & Gas	16.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
United Arab Emirates	1.6
Luxembourg	1.7
Germany	2.3
Brazil	2.4
Mexico	2.5
Canada	2.6
Norway	3.1
United Kingdom	5.4
Sweden	6.9
United States	63.6

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.7
Select Medical Corp., 6.250%, Due 12/1/2032	1.5
Mcdermott International Ltd., 10.500%, Due 7/16/2031	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	1.4
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029	1.4
FirstCash, Inc., 6.125%, Due 5/1/2034	1.4
GEO Group, Inc., 10.250%, Due 4/15/2031	1.3
Borr Drilling Ltd., 3.500%, Due 5/1/2033	1.3
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096904
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	C
Trading Symbol	SHOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.81%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 4.48% (with sales charges) and 5.48% (without sales charges) for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the ICE BofA U.S. High Yield Index return of 4.80% for the same period.

  The high-yield bond market faced pressure from the Iran conflict’s inflation shock and from hawkish central bank repricing as rising government bond yields, geopolitical volatility and rising borrowing costs proved challenging for many issuers.

  The Fund generally preferred investments with shorter maturities to reduce the impact of rising yields and credit market uncertainty.

  The Fund increased its exposure to less volatile, higher-rated issuers that offered improved relative value given the market's minimum incremental yield for higher risk.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	C with Sales Charge	Bloomberg US Aggregate Bond Index	ICE BofA U.S. High Yield Index
08/2016	$10,000	$10,000	$10,000
09/2016	$10,029	$9,994	$10,065
10/2016	$10,070	$9,918	$10,096
11/2016	$10,099	$9,683	$10,056
12/2016	$10,281	$9,697	$10,254
01/2017	$10,398	$9,716	$10,392
02/2017	$10,511	$9,781	$10,554
03/2017	$10,513	$9,776	$10,532
04/2017	$10,609	$9,851	$10,651
05/2017	$10,629	$9,927	$10,746
06/2017	$10,606	$9,917	$10,758
07/2017	$10,702	$9,960	$10,882
08/2017	$10,633	$10,049	$10,879
09/2017	$10,785	$10,001	$10,977
10/2017	$10,836	$10,007	$11,019
11/2017	$10,881	$9,994	$10,989
12/2017	$10,916	$10,040	$11,021
01/2018	$11,014	$9,925	$11,092
02/2018	$10,885	$9,830	$10,989
03/2018	$10,864	$9,894	$10,921
04/2018	$10,953	$9,820	$10,994
05/2018	$10,938	$9,890	$10,992
06/2018	$10,996	$9,878	$11,030
07/2018	$11,067	$9,880	$11,153
08/2018	$11,067	$9,944	$11,234
09/2018	$11,148	$9,880	$11,299
10/2018	$11,068	$9,802	$11,114
11/2018	$10,894	$9,860	$11,013
12/2018	$10,684	$10,041	$10,772
01/2019	$11,077	$10,148	$11,267
02/2019	$11,206	$10,142	$11,457
03/2019	$11,330	$10,337	$11,569
04/2019	$11,522	$10,339	$11,731
05/2019	$11,358	$10,523	$11,582
06/2019	$11,577	$10,655	$11,866
07/2019	$11,593	$10,679	$11,927
08/2019	$11,570	$10,955	$11,973
09/2019	$11,643	$10,897	$12,011
10/2019	$11,680	$10,930	$12,039
11/2019	$11,642	$10,924	$12,072
12/2019	$11,879	$10,917	$12,324
01/2020	$11,817	$11,127	$12,325
02/2020	$11,550	$11,327	$12,134
03/2020	$9,550	$11,260	$10,707
04/2020	$10,035	$11,460	$11,114
05/2020	$10,779	$11,514	$11,622
06/2020	$10,999	$11,586	$11,735
07/2020	$11,416	$11,759	$12,296
08/2020	$11,710	$11,665	$12,417
09/2020	$11,672	$11,658	$12,288
10/2020	$11,678	$11,606	$12,345
11/2020	$12,228	$11,720	$12,839
12/2020	$12,520	$11,736	$13,084
01/2021	$12,720	$11,652	$13,132
02/2021	$12,861	$11,484	$13,180
03/2021	$12,980	$11,340	$13,202
04/2021	$13,086	$11,430	$13,347
05/2021	$13,237	$11,467	$13,386
06/2021	$13,418	$11,548	$13,569
07/2021	$13,371	$11,677	$13,617
08/2021	$13,460	$11,655	$13,691
09/2021	$13,534	$11,554	$13,696
10/2021	$13,449	$11,551	$13,669
11/2021	$13,302	$11,585	$13,531
12/2021	$13,477	$11,555	$13,786
01/2022	$13,206	$11,306	$13,407
02/2022	$13,093	$11,180	$13,287
03/2022	$13,020	$10,869	$13,164
04/2022	$12,623	$10,457	$12,683
05/2022	$12,713	$10,524	$12,717
06/2022	$12,030	$10,359	$11,851
07/2022	$12,629	$10,612	$12,563
08/2022	$12,414	$10,313	$12,264
09/2022	$11,938	$9,867	$11,771
10/2022	$12,264	$9,739	$12,106
11/2022	$12,475	$10,097	$12,332
12/2022	$12,415	$10,052	$12,239
01/2023	$12,834	$10,361	$12,718
02/2023	$12,733	$10,093	$12,553
03/2023	$12,821	$10,350	$12,695
04/2023	$12,915	$10,412	$12,813
05/2023	$12,853	$10,299	$12,695
06/2023	$12,906	$10,262	$12,902
07/2023	$13,059	$10,255	$13,086
08/2023	$13,071	$10,189	$13,123
09/2023	$12,999	$9,931	$12,968
10/2023	$12,822	$9,774	$12,810
11/2023	$13,328	$10,216	$13,393
12/2023	$13,822	$10,608	$13,887
01/2024	$13,995	$10,578	$13,889
02/2024	$14,050	$10,429	$13,930
03/2024	$14,213	$10,525	$14,096
04/2024	$14,110	$10,259	$13,955
05/2024	$14,286	$10,433	$14,114
06/2024	$14,390	$10,532	$14,250
07/2024	$14,651	$10,778	$14,529
08/2024	$14,900	$10,933	$14,760
09/2024	$15,107	$11,079	$15,002
10/2024	$15,017	$10,805	$14,919
11/2024	$15,101	$10,919	$15,087
12/2024	$15,032	$10,740	$15,025
01/2025	$15,230	$10,797	$15,233
02/2025	$15,325	$11,035	$15,332
03/2025	$15,194	$11,039	$15,167
04/2025	$15,054	$11,082	$15,168
05/2025	$15,205	$11,003	$15,422
06/2025	$15,425	$11,172	$15,709
07/2025	$15,550	$11,143	$15,772
08/2025	$15,869	$11,276	$15,961
09/2025	$16,023	$11,399	$16,086
10/2025	$16,097	$11,470	$16,118
11/2025	$16,206	$11,541	$16,192
12/2025	$16,284	$11,524	$16,303
01/2026	$16,420	$11,537	$16,381
02/2026	$16,498	$11,726	$16,399
03/2026	$16,342	$11,519	$16,213
04/2026	$16,584	$11,532	$16,489
05/2026	$16,598	$11,568	$16,568
06/2026	$16,615	$11,596	$16,611
07/2026	$16,587	$11,445	$16,563
08/2026	$16,739	$11,489	$16,727

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	5.48%	4.46%	5.29%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	4.48%	4.46%	5.29%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA U.S. High Yield Index	4.80%	4.09%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,518,901,073
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 13,231,795
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,518,901,073
# of Portfolio Holdings	124
Portfolio Turnover Rate	42%
Total Management Fees Paid	$13,231,795

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	54.6
Foreign Corporate Obligations	33.4
Preferred Stocks	4.2
Convertible Obligations	3.3
Investment Companies	2.2
Foreign Convertible Obligations	1.7
Foreign Common Stocks	0.6

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Aerospace/Defense	4.5
Diversified Financial Services	5.2
Entertainment	5.5
Commercial Services	5.5
Food	6.7
Computers	6.7
Real Estate	6.9
Health Care - Services	8.7
Oil & Gas	16.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
United Arab Emirates	1.6
Luxembourg	1.7
Germany	2.3
Brazil	2.4
Mexico	2.5
Canada	2.6
Norway	3.1
United Kingdom	5.4
Sweden	6.9
United States	63.6

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.7
Select Medical Corp., 6.250%, Due 12/1/2032	1.5
Mcdermott International Ltd., 10.500%, Due 7/16/2031	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	1.4
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029	1.4
FirstCash, Inc., 6.125%, Due 5/1/2034	1.4
GEO Group, Inc., 10.250%, Due 4/15/2031	1.3
Borr Drilling Ltd., 3.500%, Due 5/1/2033	1.3
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096907
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	Investor
Trading Symbol	SHYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 6.23% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the ICE BofA U.S. High Yield Index return of 4.80% for the same period.

  The high-yield bond market faced pressure from the Iran conflict’s inflation shock and from hawkish central bank repricing as rising government bond yields, geopolitical volatility and rising borrowing costs proved challenging for many issuers.

  The Fund generally preferred investments with shorter maturities to reduce the impact of rising yields and credit market uncertainty.

  The Fund increased its exposure to less volatile, higher-rated issuers that offered improved relative value given the market's minimum incremental yield for higher risk.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	Investor	Bloomberg US Aggregate Bond Index	ICE BofA U.S. High Yield Index
08/2016	$10,000	$10,000	$10,000
09/2016	$10,046	$9,994	$10,065
10/2016	$10,095	$9,918	$10,096
11/2016	$10,130	$9,683	$10,056
12/2016	$10,309	$9,697	$10,254
01/2017	$10,435	$9,716	$10,392
02/2017	$10,555	$9,781	$10,554
03/2017	$10,565	$9,776	$10,532
04/2017	$10,668	$9,851	$10,651
05/2017	$10,695	$9,927	$10,746
06/2017	$10,678	$9,917	$10,758
07/2017	$10,783	$9,960	$10,882
08/2017	$10,731	$10,049	$10,879
09/2017	$10,892	$10,001	$10,977
10/2017	$10,952	$10,007	$11,019
11/2017	$10,992	$9,994	$10,989
12/2017	$11,043	$10,040	$11,021
01/2018	$11,138	$9,925	$11,092
02/2018	$11,013	$9,830	$10,989
03/2018	$10,998	$9,894	$10,921
04/2018	$11,096	$9,820	$10,994
05/2018	$11,084	$9,890	$10,992
06/2018	$11,162	$9,878	$11,030
07/2018	$11,241	$9,880	$11,153
08/2018	$11,247	$9,944	$11,234
09/2018	$11,336	$9,880	$11,299
10/2018	$11,250	$9,802	$11,114
11/2018	$11,089	$9,860	$11,013
12/2018	$10,882	$10,041	$10,772
01/2019	$11,292	$10,148	$11,267
02/2019	$11,430	$10,142	$11,457
03/2019	$11,564	$10,337	$11,569
04/2019	$11,756	$10,339	$11,731
05/2019	$11,595	$10,523	$11,582
06/2019	$11,839	$10,655	$11,866
07/2019	$11,862	$10,679	$11,927
08/2019	$11,845	$10,955	$11,973
09/2019	$11,928	$10,897	$12,011
10/2019	$11,961	$10,930	$12,039
11/2019	$11,940	$10,924	$12,072
12/2019	$12,192	$10,917	$12,324
01/2020	$12,121	$11,127	$12,325
02/2020	$11,865	$11,327	$12,134
03/2020	$9,814	$11,260	$10,707
04/2020	$10,321	$11,460	$11,114
05/2020	$11,098	$11,514	$11,622
06/2020	$11,333	$11,586	$11,735
07/2020	$11,759	$11,759	$12,296
08/2020	$12,071	$11,665	$12,417
09/2020	$12,024	$11,658	$12,288
10/2020	$12,037	$11,606	$12,345
11/2020	$12,616	$11,720	$12,839
12/2020	$12,928	$11,736	$13,084
01/2021	$13,144	$11,652	$13,132
02/2021	$13,283	$11,484	$13,180
03/2021	$13,429	$11,340	$13,202
04/2021	$13,534	$11,430	$13,347
05/2021	$13,699	$11,467	$13,386
06/2021	$13,910	$11,548	$13,569
07/2021	$13,869	$11,677	$13,617
08/2021	$13,970	$11,655	$13,691
09/2021	$14,041	$11,554	$13,696
10/2021	$13,975	$11,551	$13,669
11/2021	$13,815	$11,585	$13,531
12/2021	$14,006	$11,555	$13,786
01/2022	$13,730	$11,306	$13,407
02/2022	$13,632	$11,180	$13,287
03/2022	$13,563	$10,869	$13,164
04/2022	$13,169	$10,457	$12,683
05/2022	$13,256	$10,524	$12,717
06/2022	$12,560	$10,359	$11,851
07/2022	$13,198	$10,612	$12,563
08/2022	$12,964	$10,313	$12,264
09/2022	$12,485	$9,867	$11,771
10/2022	$12,835	$9,739	$12,106
11/2022	$13,050	$10,097	$12,332
12/2022	$13,009	$10,052	$12,239
01/2023	$13,460	$10,361	$12,718
02/2023	$13,345	$10,093	$12,553
03/2023	$13,461	$10,350	$12,695
04/2023	$13,568	$10,412	$12,813
05/2023	$13,494	$10,299	$12,695
06/2023	$13,573	$10,262	$12,902
07/2023	$13,727	$10,255	$13,086
08/2023	$13,764	$10,189	$13,123
09/2023	$13,679	$9,931	$12,968
10/2023	$13,499	$9,774	$12,810
11/2023	$14,060	$10,216	$13,393
12/2023	$14,577	$10,608	$13,887
01/2024	$14,770	$10,578	$13,889
02/2024	$14,836	$10,429	$13,930
03/2024	$15,017	$10,525	$14,096
04/2024	$14,916	$10,259	$13,955
05/2024	$15,112	$10,433	$14,114
06/2024	$15,231	$10,532	$14,250
07/2024	$15,502	$10,778	$14,529
08/2024	$15,795	$10,933	$14,760
09/2024	$16,007	$11,079	$15,002
10/2024	$15,937	$10,805	$14,919
11/2024	$16,037	$10,919	$15,087
12/2024	$15,972	$10,740	$15,025
01/2025	$16,193	$10,797	$15,233
02/2025	$16,303	$11,035	$15,332
03/2025	$16,189	$11,039	$15,167
04/2025	$16,029	$11,082	$15,168
05/2025	$16,202	$11,003	$15,422
06/2025	$16,446	$11,172	$15,709
07/2025	$16,590	$11,143	$15,772
08/2025	$16,943	$11,276	$15,961
09/2025	$17,117	$11,399	$16,086
10/2025	$17,207	$11,470	$16,118
11/2025	$17,333	$11,541	$16,192
12/2025	$17,428	$11,524	$16,303
01/2026	$17,584	$11,537	$16,381
02/2026	$17,679	$11,726	$16,399
03/2026	$17,500	$11,519	$16,213
04/2026	$17,772	$11,532	$16,489
05/2026	$17,816	$11,568	$16,568
06/2026	$17,845	$11,596	$16,611
07/2026	$17,825	$11,445	$16,563
08/2026	$17,999	$11,489	$16,727

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	6.23%	5.20%	6.05%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA U.S. High Yield Index	4.80%	4.09%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,518,901,073
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 13,231,795
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,518,901,073
# of Portfolio Holdings	124
Portfolio Turnover Rate	42%
Total Management Fees Paid	$13,231,795

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	54.6
Foreign Corporate Obligations	33.4
Preferred Stocks	4.2
Convertible Obligations	3.3
Investment Companies	2.2
Foreign Convertible Obligations	1.7
Foreign Common Stocks	0.6

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Aerospace/Defense	4.5
Diversified Financial Services	5.2
Entertainment	5.5
Commercial Services	5.5
Food	6.7
Computers	6.7
Real Estate	6.9
Health Care - Services	8.7
Oil & Gas	16.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
United Arab Emirates	1.6
Luxembourg	1.7
Germany	2.3
Brazil	2.4
Mexico	2.5
Canada	2.6
Norway	3.1
United Kingdom	5.4
Sweden	6.9
United States	63.6

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.7
Select Medical Corp., 6.250%, Due 12/1/2032	1.5
Mcdermott International Ltd., 10.500%, Due 7/16/2031	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	1.4
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029	1.4
FirstCash, Inc., 6.125%, Due 5/1/2034	1.4
GEO Group, Inc., 10.250%, Due 4/15/2031	1.3
Borr Drilling Ltd., 3.500%, Due 5/1/2033	1.3
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096905
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	R5
Trading Symbol	SHOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 6.61% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the ICE BofA U.S. High Yield Index return of 4.80% for the same period.

  The high-yield bond market faced pressure from the Iran conflict’s inflation shock and from hawkish central bank repricing as rising government bond yields, geopolitical volatility and rising borrowing costs proved challenging for many issuers.

  The Fund generally preferred investments with shorter maturities to reduce the impact of rising yields and credit market uncertainty.

  The Fund increased its exposure to less volatile, higher-rated issuers that offered improved relative value given the market's minimum incremental yield for higher risk.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R5	Bloomberg US Aggregate Bond Index	ICE BofA U.S. High Yield Index
08/2016	$250,000	$250,000	$250,000
09/2016	$250,943	$249,854	$251,615
10/2016	$252,220	$247,942	$252,403
11/2016	$253,162	$242,078	$251,408
12/2016	$257,965	$242,419	$256,352
01/2017	$261,160	$242,895	$259,795
02/2017	$263,946	$244,527	$263,849
03/2017	$264,525	$244,399	$263,294
04/2017	$267,180	$246,285	$266,279
05/2017	$267,652	$248,181	$268,656
06/2017	$267,566	$247,931	$268,940
07/2017	$269,992	$248,998	$272,042
08/2017	$268,781	$251,231	$271,972
09/2017	$272,867	$250,035	$274,415
10/2017	$274,423	$250,180	$275,473
11/2017	$275,510	$249,858	$274,735
12/2017	$276,858	$251,005	$275,537
01/2018	$279,580	$248,114	$277,303
02/2018	$276,527	$245,762	$274,718
03/2018	$276,223	$247,338	$273,022
04/2018	$278,741	$245,499	$274,838
05/2018	$278,529	$247,251	$274,797
06/2018	$280,254	$246,947	$275,744
07/2018	$282,308	$247,006	$278,826
08/2018	$282,568	$248,595	$280,846
09/2018	$284,868	$246,994	$282,476
10/2018	$283,068	$245,042	$277,851
11/2018	$279,110	$246,505	$275,329
12/2018	$273,710	$251,034	$269,295
01/2019	$284,074	$253,700	$281,664
02/2019	$287,599	$253,553	$286,419
03/2019	$291,040	$258,421	$289,226
04/2019	$296,235	$258,487	$293,273
05/2019	$292,273	$263,076	$289,545
06/2019	$298,174	$266,380	$296,644
07/2019	$298,915	$266,966	$298,163
08/2019	$298,522	$273,883	$299,327
09/2019	$300,982	$272,424	$300,276
10/2019	$301,913	$273,245	$300,973
11/2019	$301,149	$273,106	$301,796
12/2019	$307,578	$272,916	$308,105
01/2020	$306,213	$278,168	$308,118
02/2020	$299,530	$283,174	$303,341
03/2020	$248,326	$281,508	$267,671
04/2020	$260,859	$286,512	$277,844
05/2020	$280,517	$287,846	$290,553
06/2020	$286,511	$289,659	$293,385
07/2020	$297,656	$293,986	$307,402
08/2020	$305,632	$291,613	$310,427
09/2020	$304,536	$291,453	$307,192
10/2020	$304,973	$290,152	$308,622
11/2020	$319,650	$292,999	$320,982
12/2020	$327,612	$293,402	$327,103
01/2021	$333,174	$291,299	$328,304
02/2021	$337,129	$287,092	$329,500
03/2021	$340,579	$283,507	$330,061
04/2021	$343,676	$285,747	$333,680
05/2021	$347,959	$286,681	$334,643
06/2021	$353,057	$288,695	$339,216
07/2021	$352,112	$291,923	$340,415
08/2021	$354,770	$291,367	$342,281
09/2021	$357,047	$288,844	$342,395
10/2021	$355,478	$288,765	$341,736
11/2021	$351,536	$289,619	$338,284
12/2021	$356,490	$288,878	$344,648
01/2022	$349,614	$282,654	$335,174
02/2022	$347,247	$279,501	$332,163
03/2022	$345,240	$271,736	$329,092
04/2022	$335,331	$261,424	$317,068
05/2022	$337,654	$263,110	$317,913
06/2022	$320,104	$258,982	$296,275
07/2022	$336,398	$265,310	$314,064
08/2022	$330,579	$257,813	$306,596
09/2022	$318,133	$246,674	$294,267
10/2022	$327,517	$243,479	$302,643
11/2022	$333,084	$252,433	$308,308
12/2022	$331,750	$251,295	$305,972
01/2023	$343,707	$259,025	$317,948
02/2023	$340,883	$252,328	$313,835
03/2023	$343,555	$258,738	$317,367
04/2023	$346,374	$260,306	$320,316
05/2023	$345,002	$257,472	$317,387
06/2023	$347,122	$256,553	$322,554
07/2023	$351,165	$256,375	$327,147
08/2023	$351,812	$254,737	$328,081
09/2023	$350,171	$248,264	$324,206
10/2023	$345,694	$244,346	$320,251
11/2023	$360,108	$255,411	$334,818
12/2023	$373,401	$265,188	$347,165
01/2024	$378,433	$264,460	$347,228
02/2024	$380,237	$260,724	$348,256
03/2024	$384,993	$263,131	$352,406
04/2024	$382,524	$256,485	$348,881
05/2024	$387,654	$260,833	$352,841
06/2024	$390,832	$263,302	$356,246
07/2024	$397,857	$269,452	$363,236
08/2024	$405,476	$273,324	$368,997
09/2024	$411,439	$276,984	$375,046
10/2024	$409,349	$270,115	$372,981
11/2024	$411,582	$272,971	$377,185
12/2024	$410,500	$268,504	$375,635
01/2025	$416,287	$269,928	$380,822
02/2025	$419,231	$275,867	$383,298
03/2025	$415,988	$275,971	$379,183
04/2025	$412,484	$277,055	$379,191
05/2025	$417,038	$275,072	$385,550
06/2025	$423,427	$279,301	$392,724
07/2025	$427,262	$278,565	$394,300
08/2025	$436,459	$281,896	$399,030
09/2025	$441,065	$284,971	$402,150
10/2025	$443,534	$286,752	$402,940
11/2025	$446,907	$288,534	$404,796
12/2025	$449,481	$288,107	$407,577
01/2026	$453,647	$288,415	$409,533
02/2026	$456,201	$293,138	$409,987
03/2026	$451,753	$287,972	$405,337
04/2026	$458,899	$288,295	$412,235
05/2026	$460,162	$289,192	$414,196
06/2026	$461,054	$289,889	$415,287
07/2026	$460,712	$286,113	$414,075
08/2026	$465,315	$287,226	$418,171

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	6.61%	5.57%	6.41%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA U.S. High Yield Index	4.80%	4.09%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,518,901,073
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 13,231,795
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,518,901,073
# of Portfolio Holdings	124
Portfolio Turnover Rate	42%
Total Management Fees Paid	$13,231,795

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	54.6
Foreign Corporate Obligations	33.4
Preferred Stocks	4.2
Convertible Obligations	3.3
Investment Companies	2.2
Foreign Convertible Obligations	1.7
Foreign Common Stocks	0.6

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Aerospace/Defense	4.5
Diversified Financial Services	5.2
Entertainment	5.5
Commercial Services	5.5
Food	6.7
Computers	6.7
Real Estate	6.9
Health Care - Services	8.7
Oil & Gas	16.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
United Arab Emirates	1.6
Luxembourg	1.7
Germany	2.3
Brazil	2.4
Mexico	2.5
Canada	2.6
Norway	3.1
United Kingdom	5.4
Sweden	6.9
United States	63.6

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.7
Select Medical Corp., 6.250%, Due 12/1/2032	1.5
Mcdermott International Ltd., 10.500%, Due 7/16/2031	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	1.4
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029	1.4
FirstCash, Inc., 6.125%, Due 5/1/2034	1.4
GEO Group, Inc., 10.250%, Due 4/15/2031	1.3
Borr Drilling Ltd., 3.500%, Due 5/1/2033	1.3
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096906
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	Y
Trading Symbol	SHOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 6.49% for the twelve months ended August 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 1.89% and the ICE BofA U.S. High Yield Index return of 4.80% for the same period.

  The high-yield bond market faced pressure from the Iran conflict’s inflation shock and from hawkish central bank repricing as rising government bond yields, geopolitical volatility and rising borrowing costs proved challenging for many issuers.

  The Fund generally preferred investments with shorter maturities to reduce the impact of rising yields and credit market uncertainty.

  The Fund increased its exposure to less volatile, higher-rated issuers that offered improved relative value given the market's minimum incremental yield for higher risk.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
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	Y	Bloomberg US Aggregate Bond Index	ICE BofA U.S. High Yield Index
08/2016	$100,000	$100,000	$100,000
09/2016	$100,371	$99,941	$100,646
10/2016	$100,880	$99,177	$100,961
11/2016	$101,254	$96,831	$100,563
12/2016	$103,173	$96,968	$102,541
01/2017	$104,449	$97,158	$103,918
02/2017	$105,669	$97,811	$105,540
03/2017	$105,789	$97,760	$105,318
04/2017	$106,848	$98,514	$106,511
05/2017	$107,143	$99,272	$107,462
06/2017	$106,994	$99,172	$107,576
07/2017	$107,958	$99,599	$108,817
08/2017	$107,463	$100,493	$108,789
09/2017	$109,097	$100,014	$109,766
10/2017	$109,717	$100,072	$110,189
11/2017	$110,262	$99,943	$109,894
12/2017	$110,685	$100,402	$110,215
01/2018	$111,774	$99,246	$110,921
02/2018	$110,550	$98,305	$109,887
03/2018	$110,424	$98,935	$109,209
04/2018	$111,426	$98,200	$109,935
05/2018	$111,334	$98,900	$109,919
06/2018	$112,018	$98,779	$110,298
07/2018	$112,833	$98,802	$111,531
08/2018	$112,928	$99,438	$112,338
09/2018	$113,843	$98,798	$112,991
10/2018	$113,119	$98,017	$111,140
11/2018	$111,531	$98,602	$110,132
12/2018	$109,357	$100,413	$107,718
01/2019	$113,496	$101,480	$112,666
02/2019	$114,905	$101,421	$114,568
03/2019	$116,276	$103,368	$115,690
04/2019	$118,352	$103,395	$117,309
05/2019	$116,759	$105,230	$115,818
06/2019	$119,112	$106,552	$118,658
07/2019	$119,373	$106,786	$119,265
08/2019	$119,230	$109,553	$119,731
09/2019	$120,210	$108,970	$120,111
10/2019	$120,579	$109,298	$120,389
11/2019	$120,270	$109,242	$120,718
12/2019	$122,833	$109,166	$123,242
01/2020	$122,285	$111,267	$123,247
02/2020	$119,738	$113,270	$121,337
03/2020	$99,132	$112,603	$107,069
04/2020	$104,129	$114,605	$111,138
05/2020	$111,980	$115,138	$116,221
06/2020	$114,504	$115,864	$117,354
07/2020	$118,817	$117,594	$122,961
08/2020	$121,996	$116,645	$124,171
09/2020	$121,686	$116,581	$122,877
10/2020	$121,853	$116,061	$123,449
11/2020	$127,574	$117,199	$128,393
12/2020	$130,747	$117,361	$130,841
01/2021	$132,967	$116,519	$131,321
02/2021	$134,549	$114,837	$131,800
03/2021	$135,927	$113,403	$132,024
04/2021	$137,160	$114,299	$133,472
05/2021	$138,870	$114,672	$133,857
06/2021	$140,907	$115,478	$135,687
07/2021	$140,528	$116,769	$136,166
08/2021	$141,589	$116,547	$136,913
09/2021	$142,498	$115,538	$136,958
10/2021	$141,871	$115,506	$136,694
11/2021	$140,296	$115,848	$135,314
12/2021	$142,274	$115,551	$137,859
01/2022	$139,525	$113,062	$134,069
02/2022	$138,578	$111,800	$132,865
03/2022	$137,786	$108,694	$131,637
04/2022	$133,826	$104,570	$126,827
05/2022	$134,903	$105,244	$127,165
06/2022	$127,741	$103,593	$118,510
07/2022	$134,249	$106,124	$125,626
08/2022	$132,075	$103,125	$122,638
09/2022	$127,101	$98,670	$117,707
10/2022	$130,698	$97,392	$121,057
11/2022	$133,075	$100,973	$123,323
12/2022	$132,542	$100,518	$122,389
01/2023	$137,161	$103,610	$127,179
02/2023	$136,033	$100,931	$125,534
03/2023	$137,254	$103,495	$126,947
04/2023	$138,379	$104,122	$128,126
05/2023	$137,673	$102,989	$126,955
06/2023	$138,519	$102,621	$129,021
07/2023	$140,294	$102,550	$130,859
08/2023	$140,551	$101,895	$131,232
09/2023	$139,894	$99,305	$129,683
10/2023	$138,105	$97,738	$128,100
11/2023	$143,702	$102,165	$133,927
12/2023	$149,176	$106,075	$138,866
01/2024	$151,186	$105,784	$138,891
02/2024	$151,910	$104,289	$139,302
03/2024	$153,642	$105,252	$140,962
04/2024	$152,656	$102,594	$139,552
05/2024	$154,874	$104,333	$141,136
06/2024	$156,143	$105,321	$142,498
07/2024	$158,950	$107,781	$145,294
08/2024	$161,995	$109,330	$147,599
09/2024	$164,204	$110,794	$150,018
10/2024	$163,543	$108,046	$149,192
11/2024	$164,435	$109,188	$150,874
12/2024	$164,001	$107,401	$150,254
01/2025	$166,311	$107,971	$152,329
02/2025	$167,486	$110,347	$153,319
03/2025	$166,189	$110,388	$151,673
04/2025	$164,787	$110,822	$151,677
05/2025	$166,605	$110,029	$154,220
06/2025	$169,155	$111,721	$157,089
07/2025	$170,686	$111,426	$157,720
08/2025	$174,358	$112,759	$159,612
09/2025	$176,011	$113,989	$160,860
10/2025	$176,996	$114,701	$161,176
11/2025	$178,528	$115,414	$161,918
12/2025	$179,555	$115,243	$163,031
01/2026	$181,027	$115,366	$163,813
02/2026	$182,044	$117,255	$163,995
03/2026	$180,457	$115,189	$162,135
04/2026	$183,309	$115,318	$164,894
05/2026	$183,812	$115,677	$165,678
06/2026	$183,972	$115,956	$166,115
07/2026	$183,834	$114,445	$165,630
08/2026	$185,671	$114,890	$167,268

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	6.49%	5.57%	6.38%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA U.S. High Yield Index	4.80%	4.09%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,518,901,073
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 13,231,795
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,518,901,073
# of Portfolio Holdings	124
Portfolio Turnover Rate	42%
Total Management Fees Paid	$13,231,795

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	54.6
Foreign Corporate Obligations	33.4
Preferred Stocks	4.2
Convertible Obligations	3.3
Investment Companies	2.2
Foreign Convertible Obligations	1.7
Foreign Common Stocks	0.6

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Aerospace/Defense	4.5
Diversified Financial Services	5.2
Entertainment	5.5
Commercial Services	5.5
Food	6.7
Computers	6.7
Real Estate	6.9
Health Care - Services	8.7
Oil & Gas	16.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
United Arab Emirates	1.6
Luxembourg	1.7
Germany	2.3
Brazil	2.4
Mexico	2.5
Canada	2.6
Norway	3.1
United Kingdom	5.4
Sweden	6.9
United States	63.6

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.7
Select Medical Corp., 6.250%, Due 12/1/2032	1.5
Mcdermott International Ltd., 10.500%, Due 7/16/2031	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	1.4
MM Mirage Bluewater II Ltd., 8.750%, Due 6/29/2029	1.4
FirstCash, Inc., 6.125%, Due 5/1/2034	1.4
GEO Group, Inc., 10.250%, Due 4/15/2031	1.3
Borr Drilling Ltd., 3.500%, Due 5/1/2033	1.3
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114555
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	A
Trading Symbol	ABCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 9.41% (with sales charges) and 16.06% (without sales charges) for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$9,426	$10,000	$10,000
09/2016	$9,273	$10,002	$9,979
10/2016	$9,041	$9,819	$9,825
11/2016	$9,399	$10,183	$10,386
12/2016	$9,594	$10,384	$10,645
01/2017	$9,749	$10,581	$10,721
02/2017	$10,085	$11,001	$11,107
03/2017	$10,032	$11,014	$10,993
04/2017	$10,071	$11,127	$10,973
05/2017	$10,172	$11,284	$10,962
06/2017	$10,180	$11,354	$11,141
07/2017	$10,176	$11,588	$11,289
08/2017	$10,203	$11,623	$11,158
09/2017	$10,384	$11,863	$11,488
10/2017	$10,397	$12,140	$11,572
11/2017	$10,685	$12,512	$11,926
12/2017	$10,942	$12,651	$12,100
01/2018	$11,400	$13,376	$12,568
02/2018	$10,912	$12,883	$11,968
03/2018	$10,625	$12,555	$11,757
04/2018	$10,559	$12,604	$11,796
05/2018	$10,815	$12,907	$11,866
06/2018	$10,738	$12,987	$11,895
07/2018	$11,328	$13,470	$12,366
08/2018	$11,672	$13,909	$12,549
09/2018	$11,783	$13,988	$12,574
10/2018	$11,234	$13,032	$11,923
11/2018	$11,553	$13,297	$12,279
12/2018	$10,544	$11,993	$11,100
01/2019	$11,184	$13,066	$11,964
02/2019	$11,709	$13,486	$12,346
03/2019	$11,947	$13,748	$12,424
04/2019	$12,349	$14,304	$12,865
05/2019	$11,594	$13,395	$12,038
06/2019	$12,238	$14,339	$12,902
07/2019	$12,339	$14,545	$13,009
08/2019	$12,190	$14,315	$12,626
09/2019	$12,468	$14,583	$13,077
10/2019	$12,682	$14,899	$13,260
11/2019	$13,048	$15,440	$13,670
12/2019	$13,472	$15,906	$14,046
01/2020	$13,248	$15,899	$13,744
02/2020	$11,937	$14,591	$12,413
03/2020	$10,639	$12,788	$10,291
04/2020	$11,674	$14,428	$11,448
05/2020	$12,229	$15,115	$11,841
06/2020	$12,335	$15,416	$11,762
07/2020	$13,063	$16,285	$12,227
08/2020	$13,829	$17,455	$12,733
09/2020	$13,545	$16,792	$12,420
10/2020	$12,960	$16,346	$12,257
11/2020	$14,206	$18,135	$13,905
12/2020	$14,594	$18,832	$14,438
01/2021	$14,394	$18,642	$14,306
02/2021	$14,563	$19,156	$15,171
03/2021	$15,601	$19,995	$16,063
04/2021	$16,182	$21,062	$16,706
05/2021	$16,622	$21,209	$17,096
06/2021	$16,683	$21,704	$16,900
07/2021	$16,855	$22,220	$17,035
08/2021	$17,154	$22,895	$17,373
09/2021	$16,271	$21,831	$16,768
10/2021	$17,418	$23,360	$17,620
11/2021	$17,186	$23,198	$16,999
12/2021	$18,335	$24,238	$18,071
01/2022	$17,653	$22,984	$17,650
02/2022	$16,961	$22,295	$17,445
03/2022	$17,869	$23,123	$17,938
04/2022	$16,814	$21,107	$16,926
05/2022	$16,893	$21,146	$17,255
06/2022	$15,676	$19,400	$15,748
07/2022	$16,616	$21,189	$16,792
08/2022	$16,042	$20,325	$16,291
09/2022	$14,657	$18,453	$14,863
10/2022	$15,718	$19,947	$16,387
11/2022	$16,757	$21,062	$17,411
12/2022	$16,105	$19,848	$16,709
01/2023	$16,713	$21,095	$17,575
02/2023	$16,002	$20,581	$16,955
03/2023	$16,317	$21,336	$16,877
04/2023	$16,471	$21,669	$17,131
05/2023	$15,780	$21,763	$16,471
06/2023	$16,637	$23,201	$17,565
07/2023	$17,026	$23,947	$18,182
08/2023	$16,505	$23,566	$17,692
09/2023	$15,666	$22,442	$17,009
10/2023	$15,304	$21,970	$16,409
11/2023	$16,373	$23,977	$17,647
12/2023	$16,928	$25,066	$18,624
01/2024	$16,936	$25,487	$18,644
02/2024	$17,422	$26,848	$19,331
03/2024	$17,892	$27,712	$20,298
04/2024	$17,135	$26,580	$19,431
05/2024	$17,682	$27,898	$20,047
06/2024	$17,567	$28,899	$19,858
07/2024	$18,345	$29,251	$20,873
08/2024	$19,145	$29,960	$21,433
09/2024	$19,383	$30,600	$21,731
10/2024	$19,395	$30,322	$21,492
11/2024	$20,208	$32,102	$22,864
12/2024	$18,893	$31,337	$21,300
01/2025	$19,536	$32,210	$22,286
02/2025	$20,075	$31,790	$22,377
03/2025	$19,669	$29,998	$21,755
04/2025	$19,341	$29,795	$21,092
05/2025	$20,082	$31,670	$21,833
06/2025	$20,606	$33,281	$22,579
07/2025	$20,900	$34,028	$22,709
08/2025	$21,611	$34,718	$23,432
09/2025	$21,811	$35,985	$23,782
10/2025	$21,184	$36,827	$23,887
11/2025	$21,641	$36,918	$24,522
12/2025	$21,492	$36,940	$24,688
01/2026	$22,436	$37,476	$25,815
02/2026	$23,522	$37,191	$26,484
03/2026	$22,318	$35,339	$25,207
04/2026	$23,815	$39,047	$27,262
05/2026	$24,171	$41,102	$28,066
06/2026	$25,020	$40,711	$28,696
07/2026	$24,771	$40,685	$29,792
08/2026	$25,082	$41,793	$30,397

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	16.06%	7.89%	10.28%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	9.41%	6.62%	9.63%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,121,626,515
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,273,199
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114556
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	C
Trading Symbol	ABECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.83%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 14.18% (with sales charges) and 15.18% (without sales charges) for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$10,000	$10,000	$10,000
09/2016	$9,830	$10,002	$9,979
10/2016	$9,577	$9,819	$9,825
11/2016	$9,952	$10,183	$10,386
12/2016	$10,154	$10,384	$10,645
01/2017	$10,312	$10,581	$10,721
02/2017	$10,663	$11,001	$11,107
03/2017	$10,601	$11,014	$10,993
04/2017	$10,628	$11,127	$10,973
05/2017	$10,736	$11,284	$10,962
06/2017	$10,739	$11,354	$11,141
07/2017	$10,720	$11,588	$11,289
08/2017	$10,742	$11,623	$11,158
09/2017	$10,927	$11,863	$11,488
10/2017	$10,934	$12,140	$11,572
11/2017	$11,226	$12,512	$11,926
12/2017	$11,491	$12,651	$12,100
01/2018	$11,959	$13,376	$12,568
02/2018	$11,442	$12,883	$11,968
03/2018	$11,139	$12,555	$11,757
04/2018	$11,063	$12,604	$11,796
05/2018	$11,322	$12,907	$11,866
06/2018	$11,240	$12,987	$11,895
07/2018	$11,840	$13,470	$12,366
08/2018	$12,195	$13,909	$12,549
09/2018	$12,304	$13,988	$12,574
10/2018	$11,726	$13,032	$11,923
11/2018	$12,048	$13,297	$12,279
12/2018	$10,988	$11,993	$11,100
01/2019	$11,647	$13,066	$11,964
02/2019	$12,183	$13,486	$12,346
03/2019	$12,425	$13,748	$12,424
04/2019	$12,838	$14,304	$12,865
05/2019	$12,047	$13,395	$12,038
06/2019	$12,705	$14,339	$12,902
07/2019	$12,804	$14,545	$13,009
08/2019	$12,639	$14,315	$12,626
09/2019	$12,921	$14,583	$13,077
10/2019	$13,129	$14,899	$13,260
11/2019	$13,503	$15,440	$13,670
12/2019	$13,935	$15,906	$14,046
01/2020	$13,687	$15,899	$13,744
02/2020	$12,335	$14,591	$12,413
03/2020	$10,983	$12,788	$10,291
04/2020	$12,045	$14,428	$11,448
05/2020	$12,607	$15,115	$11,841
06/2020	$12,709	$15,416	$11,762
07/2020	$13,449	$16,285	$12,227
08/2020	$14,230	$17,455	$12,733
09/2020	$13,927	$16,792	$12,420
10/2020	$13,319	$16,346	$12,257
11/2020	$14,587	$18,135	$13,905
12/2020	$14,977	$18,832	$14,438
01/2021	$14,762	$18,642	$14,306
02/2021	$14,928	$19,156	$15,171
03/2021	$15,983	$19,995	$16,063
04/2021	$16,565	$21,062	$16,706
05/2021	$17,008	$21,209	$17,096
06/2021	$17,060	$21,704	$16,900
07/2021	$17,219	$22,220	$17,035
08/2021	$17,523	$22,895	$17,373
09/2021	$16,612	$21,831	$16,768
10/2021	$17,766	$23,360	$17,620
11/2021	$17,526	$23,198	$16,999
12/2021	$18,676	$24,238	$18,071
01/2022	$17,968	$22,984	$17,650
02/2022	$17,262	$22,295	$17,445
03/2022	$18,175	$23,123	$17,938
04/2022	$17,082	$21,107	$16,926
05/2022	$17,161	$21,146	$17,255
06/2022	$15,911	$19,400	$15,748
07/2022	$16,855	$21,189	$16,792
08/2022	$16,258	$20,325	$16,291
09/2022	$14,848	$18,453	$14,863
10/2022	$15,914	$19,947	$16,387
11/2022	$16,956	$21,062	$17,411
12/2022	$16,279	$19,848	$16,709
01/2023	$16,891	$21,095	$17,575
02/2023	$16,164	$20,581	$16,955
03/2023	$16,475	$21,336	$16,877
04/2023	$16,614	$21,669	$17,131
05/2023	$15,909	$21,763	$16,471
06/2023	$16,761	$23,201	$17,565
07/2023	$17,146	$23,947	$18,182
08/2023	$16,614	$23,566	$17,692
09/2023	$15,761	$22,442	$17,009
10/2023	$15,376	$21,970	$16,409
11/2023	$16,441	$23,977	$17,647
12/2023	$16,991	$25,066	$18,624
01/2024	$16,991	$25,487	$18,644
02/2024	$17,472	$26,848	$19,331
03/2024	$17,928	$27,712	$20,298
04/2024	$17,151	$26,580	$19,431
05/2024	$17,699	$27,898	$20,047
06/2024	$17,564	$28,899	$19,858
07/2024	$18,334	$29,251	$20,873
08/2024	$19,120	$29,960	$21,433
09/2024	$19,347	$30,600	$21,731
10/2024	$19,347	$30,322	$21,492
11/2024	$20,147	$32,102	$22,864
12/2024	$18,817	$31,337	$21,300
01/2025	$19,444	$32,210	$22,286
02/2025	$19,972	$31,790	$22,377
03/2025	$19,553	$29,998	$21,755
04/2025	$19,221	$29,795	$21,092
05/2025	$19,934	$31,670	$21,833
06/2025	$20,445	$33,281	$22,579
07/2025	$20,727	$34,028	$22,709
08/2025	$21,415	$34,718	$23,432
09/2025	$21,601	$35,985	$23,782
10/2025	$20,971	$36,827	$23,887
11/2025	$21,397	$36,918	$24,522
12/2025	$21,240	$36,940	$24,688
01/2026	$22,162	$37,476	$25,815
02/2026	$23,222	$37,191	$26,484
03/2026	$22,017	$35,339	$25,207
04/2026	$23,485	$39,047	$27,262
05/2026	$23,819	$41,102	$28,066
06/2026	$24,638	$40,711	$28,696
07/2026	$24,375	$40,685	$29,792
08/2026	$24,666	$41,793	$30,397

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	15.18%	7.08%	9.45%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	14.18%	7.08%	9.45%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,121,626,515
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,273,199
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114559
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	Investor
Trading Symbol	ABCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 16.05% for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	Investor	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$10,000	$10,000	$10,000
09/2016	$9,846	$10,002	$9,979
10/2016	$9,595	$9,819	$9,825
11/2016	$9,980	$10,183	$10,386
12/2016	$10,186	$10,384	$10,645
01/2017	$10,350	$10,581	$10,721
02/2017	$10,712	$11,001	$11,107
03/2017	$10,651	$11,014	$10,993
04/2017	$10,691	$11,127	$10,973
05/2017	$10,806	$11,284	$10,962
06/2017	$10,815	$11,354	$11,141
07/2017	$10,804	$11,588	$11,289
08/2017	$10,833	$11,623	$11,158
09/2017	$11,025	$11,863	$11,488
10/2017	$11,046	$12,140	$11,572
11/2017	$11,346	$12,512	$11,926
12/2017	$11,618	$12,651	$12,100
01/2018	$12,107	$13,376	$12,568
02/2018	$11,590	$12,883	$11,968
03/2018	$11,287	$12,555	$11,757
04/2018	$11,218	$12,604	$11,796
05/2018	$11,489	$12,907	$11,866
06/2018	$11,405	$12,987	$11,895
07/2018	$12,027	$13,470	$12,366
08/2018	$12,390	$13,909	$12,549
09/2018	$12,507	$13,988	$12,574
10/2018	$11,927	$13,032	$11,923
11/2018	$12,270	$13,297	$12,279
12/2018	$11,193	$11,993	$11,100
01/2019	$11,876	$13,066	$11,964
02/2019	$12,429	$13,486	$12,346
03/2019	$12,687	$13,748	$12,424
04/2019	$13,111	$14,304	$12,865
05/2019	$12,314	$13,395	$12,038
06/2019	$12,993	$14,339	$12,902
07/2019	$13,100	$14,545	$13,009
08/2019	$12,942	$14,315	$12,626
09/2019	$13,243	$14,583	$13,077
10/2019	$13,460	$14,899	$13,260
11/2019	$13,854	$15,440	$13,670
12/2019	$14,308	$15,906	$14,046
01/2020	$14,056	$15,899	$13,744
02/2020	$12,674	$14,591	$12,413
03/2020	$11,289	$12,788	$10,291
04/2020	$12,396	$14,428	$11,448
05/2020	$12,981	$15,115	$11,841
06/2020	$13,093	$15,416	$11,762
07/2020	$13,860	$16,285	$12,227
08/2020	$14,674	$17,455	$12,733
09/2020	$14,375	$16,792	$12,420
10/2020	$13,758	$16,346	$12,257
11/2020	$15,078	$18,135	$13,905
12/2020	$15,495	$18,832	$14,438
01/2021	$15,276	$18,642	$14,306
02/2021	$15,455	$19,156	$15,171
03/2021	$16,564	$19,995	$16,063
04/2021	$17,176	$21,062	$16,706
05/2021	$17,639	$21,209	$17,096
06/2021	$17,703	$21,704	$16,900
07/2021	$17,884	$22,220	$17,035
08/2021	$18,206	$22,895	$17,373
09/2021	$17,267	$21,831	$16,768
10/2021	$18,484	$23,360	$17,620
11/2021	$18,239	$23,198	$16,999
12/2021	$19,457	$24,238	$18,071
01/2022	$18,731	$22,984	$17,650
02/2022	$18,002	$22,295	$17,445
03/2022	$18,966	$23,123	$17,938
04/2022	$17,838	$21,107	$16,926
05/2022	$17,929	$21,146	$17,255
06/2022	$16,638	$19,400	$15,748
07/2022	$17,636	$21,189	$16,792
08/2022	$17,015	$20,325	$16,291
09/2022	$15,555	$18,453	$14,863
10/2022	$16,681	$19,947	$16,387
11/2022	$17,776	$21,062	$17,411
12/2022	$17,088	$19,848	$16,709
01/2023	$17,728	$21,095	$17,575
02/2023	$16,980	$20,581	$16,955
03/2023	$17,311	$21,336	$16,877
04/2023	$17,473	$21,669	$17,131
05/2023	$16,745	$21,763	$16,471
06/2023	$17,647	$23,201	$17,565
07/2023	$18,065	$23,947	$18,182
08/2023	$17,516	$23,566	$17,692
09/2023	$16,625	$22,442	$17,009
10/2023	$16,236	$21,970	$16,409
11/2023	$17,370	$23,977	$17,647
12/2023	$17,963	$25,066	$18,624
01/2024	$17,971	$25,487	$18,644
02/2024	$18,492	$26,848	$19,331
03/2024	$18,979	$27,712	$20,298
04/2024	$18,181	$26,580	$19,431
05/2024	$18,765	$27,898	$20,047
06/2024	$18,635	$28,899	$19,858
07/2024	$19,463	$29,251	$20,873
08/2024	$20,314	$29,960	$21,433
09/2024	$20,565	$30,600	$21,731
10/2024	$20,576	$30,322	$21,492
11/2024	$21,441	$32,102	$22,864
12/2024	$20,037	$31,337	$21,300
01/2025	$20,722	$32,210	$22,286
02/2025	$21,299	$31,790	$22,377
03/2025	$20,862	$29,998	$21,755
04/2025	$20,517	$29,795	$21,092
05/2025	$21,306	$31,670	$21,833
06/2025	$21,857	$33,281	$22,579
07/2025	$22,176	$34,028	$22,709
08/2025	$22,934	$34,718	$23,432
09/2025	$23,144	$35,985	$23,782
10/2025	$22,476	$36,827	$23,887
11/2025	$22,957	$36,918	$24,522
12/2025	$22,799	$36,940	$24,688
01/2026	$23,814	$37,476	$25,815
02/2026	$24,955	$37,191	$26,484
03/2026	$23,679	$35,339	$25,207
04/2026	$25,274	$39,047	$27,262
05/2026	$25,648	$41,102	$28,066
06/2026	$26,550	$40,711	$28,696
07/2026	$26,278	$40,685	$29,792
08/2026	$26,616	$41,793	$30,397

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	16.05%	7.89%	10.28%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,121,626,515
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,273,199
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114558
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	R5
Trading Symbol	ABCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 16.38% for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R5	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$250,000	$250,000	$250,000
09/2016	$246,060	$250,047	$249,479
10/2016	$239,878	$245,486	$245,618
11/2016	$249,545	$254,577	$259,646
12/2016	$254,746	$259,609	$266,135
01/2017	$259,082	$264,533	$268,031
02/2017	$268,020	$275,037	$277,663
03/2017	$266,717	$275,357	$274,834
04/2017	$267,646	$278,186	$274,318
05/2017	$270,700	$282,100	$274,050
06/2017	$271,013	$283,861	$278,530
07/2017	$270,813	$289,698	$282,231
08/2017	$271,609	$290,585	$278,944
09/2017	$276,480	$296,579	$287,206
10/2017	$277,079	$303,500	$289,291
11/2017	$284,802	$312,808	$298,149
12/2017	$291,677	$316,286	$302,502
01/2018	$303,808	$334,395	$314,197
02/2018	$290,973	$322,070	$299,194
03/2018	$283,475	$313,885	$293,930
04/2018	$281,835	$315,090	$294,901
05/2018	$288,675	$322,677	$296,651
06/2018	$286,658	$324,664	$297,386
07/2018	$302,318	$336,745	$309,156
08/2018	$311,671	$347,718	$313,726
09/2018	$314,686	$349,698	$314,348
10/2018	$300,227	$325,796	$298,071
11/2018	$308,745	$332,435	$306,970
12/2018	$281,885	$299,834	$277,493
01/2019	$299,204	$326,654	$299,091
02/2019	$313,181	$337,142	$308,648
03/2019	$319,734	$343,693	$310,610
04/2019	$330,456	$357,609	$321,628
05/2019	$310,528	$334,884	$300,948
06/2019	$327,687	$358,485	$322,551
07/2019	$330,464	$363,637	$325,225
08/2019	$326,579	$357,877	$315,662
09/2019	$334,227	$364,573	$326,924
10/2019	$339,969	$372,470	$331,493
11/2019	$349,786	$385,990	$341,742
12/2019	$361,394	$397,640	$351,143
01/2020	$355,256	$397,484	$343,589
02/2020	$320,360	$364,764	$310,314
03/2020	$285,580	$319,711	$257,283
04/2020	$313,550	$360,695	$286,207
05/2020	$328,359	$377,875	$296,015
06/2020	$331,256	$385,390	$294,050
07/2020	$350,874	$407,120	$305,675
08/2020	$371,676	$436,384	$318,314
09/2020	$364,023	$419,803	$310,495
10/2020	$348,356	$408,639	$306,415
11/2020	$382,164	$453,370	$347,632
12/2020	$392,685	$470,801	$360,960
01/2021	$387,346	$466,048	$357,654
02/2021	$391,963	$478,899	$379,268
03/2021	$420,080	$499,873	$401,586
04/2021	$435,655	$526,550	$417,646
05/2021	$447,655	$530,228	$427,395
06/2021	$449,394	$542,606	$422,501
07/2021	$454,100	$555,496	$425,878
08/2021	$462,367	$572,386	$434,324
09/2021	$438,760	$545,764	$419,206
10/2021	$469,857	$584,001	$440,492
11/2021	$463,598	$579,955	$424,969
12/2021	$494,680	$605,946	$451,779
01/2022	$476,291	$574,590	$441,255
02/2022	$457,945	$557,386	$436,135
03/2022	$482,485	$578,082	$448,446
04/2022	$454,025	$527,672	$423,152
05/2022	$456,470	$528,640	$431,378
06/2022	$423,648	$485,004	$393,688
07/2022	$449,085	$529,724	$419,794
08/2022	$433,638	$508,121	$407,286
09/2022	$396,329	$461,323	$371,572
10/2022	$425,216	$498,673	$409,670
11/2022	$453,318	$526,541	$435,271
12/2022	$435,876	$496,204	$417,724
01/2023	$452,348	$527,383	$439,371
02/2023	$433,456	$514,515	$423,879
03/2023	$441,983	$533,405	$421,927
04/2023	$446,227	$541,731	$428,284
05/2023	$427,632	$544,085	$411,766
06/2023	$450,890	$580,036	$439,119
07/2023	$461,642	$598,670	$454,560
08/2023	$447,803	$589,138	$442,289
09/2023	$425,021	$561,049	$425,221
10/2023	$415,220	$549,252	$410,218
11/2023	$444,426	$599,413	$441,169
12/2023	$459,720	$626,644	$465,607
01/2024	$459,937	$637,175	$466,089
02/2024	$473,328	$671,197	$483,283
03/2024	$486,062	$692,793	$507,444
04/2024	$465,631	$664,496	$485,769
05/2024	$480,868	$697,445	$501,167
06/2024	$477,685	$722,470	$496,453
07/2024	$498,911	$731,265	$521,833
08/2024	$520,771	$749,003	$535,831
09/2024	$527,519	$764,999	$543,268
10/2024	$527,957	$758,062	$537,289
11/2024	$550,172	$802,561	$571,600
12/2024	$514,379	$783,429	$532,507
01/2025	$532,125	$805,246	$557,154
02/2025	$546,990	$794,739	$559,416
03/2025	$535,962	$749,960	$543,880
04/2025	$527,284	$744,874	$527,303
05/2025	$547,577	$791,760	$545,819
06/2025	$562,045	$832,023	$564,477
07/2025	$570,081	$850,696	$567,718
08/2025	$589,860	$867,941	$585,812
09/2025	$595,398	$899,621	$594,562
10/2025	$578,437	$920,685	$597,187
11/2025	$590,894	$922,941	$613,051
12/2025	$586,840	$923,506	$617,209
01/2026	$613,082	$936,897	$645,378
02/2026	$642,725	$929,777	$662,111
03/2026	$610,203	$883,479	$630,169
04/2026	$651,209	$976,179	$681,561
05/2026	$660,884	$1,027,558	$701,645
06/2026	$684,462	$1,017,772	$717,393
07/2026	$677,653	$1,017,127	$744,801
08/2026	$686,483	$1,044,826	$759,934

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	16.38%	8.23%	10.63%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,121,626,515
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,273,199
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000222816
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	R6
Trading Symbol	ABCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 16.41% for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R6	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$10,000	$10,000	$10,000
09/2016	$9,842	$10,002	$9,979
10/2016	$9,595	$9,819	$9,825
11/2016	$9,982	$10,183	$10,386
12/2016	$10,190	$10,384	$10,645
01/2017	$10,363	$10,581	$10,721
02/2017	$10,721	$11,001	$11,107
03/2017	$10,669	$11,014	$10,993
04/2017	$10,706	$11,127	$10,973
05/2017	$10,828	$11,284	$10,962
06/2017	$10,841	$11,354	$11,141
07/2017	$10,833	$11,588	$11,289
08/2017	$10,864	$11,623	$11,158
09/2017	$11,059	$11,863	$11,488
10/2017	$11,083	$12,140	$11,572
11/2017	$11,392	$12,512	$11,926
12/2017	$11,667	$12,651	$12,100
01/2018	$12,152	$13,376	$12,568
02/2018	$11,639	$12,883	$11,968
03/2018	$11,339	$12,555	$11,757
04/2018	$11,273	$12,604	$11,796
05/2018	$11,547	$12,907	$11,866
06/2018	$11,466	$12,987	$11,895
07/2018	$12,093	$13,470	$12,366
08/2018	$12,467	$13,909	$12,549
09/2018	$12,587	$13,988	$12,574
10/2018	$12,009	$13,032	$11,923
11/2018	$12,350	$13,297	$12,279
12/2018	$11,275	$11,993	$11,100
01/2019	$11,968	$13,066	$11,964
02/2019	$12,527	$13,486	$12,346
03/2019	$12,789	$13,748	$12,424
04/2019	$13,218	$14,304	$12,865
05/2019	$12,421	$13,395	$12,038
06/2019	$13,108	$14,339	$12,902
07/2019	$13,219	$14,545	$13,009
08/2019	$13,063	$14,315	$12,626
09/2019	$13,369	$14,583	$13,077
10/2019	$13,599	$14,899	$13,260
11/2019	$13,991	$15,440	$13,670
12/2019	$14,456	$15,906	$14,046
01/2020	$14,210	$15,899	$13,744
02/2020	$12,814	$14,591	$12,413
03/2020	$11,423	$12,788	$10,291
04/2020	$12,542	$14,428	$11,448
05/2020	$13,134	$15,115	$11,841
06/2020	$13,250	$15,416	$11,762
07/2020	$14,035	$16,285	$12,227
08/2020	$14,859	$17,455	$12,733
09/2020	$14,561	$16,792	$12,420
10/2020	$13,935	$16,346	$12,257
11/2020	$15,280	$18,135	$13,905
12/2020	$15,710	$18,832	$14,438
01/2021	$15,496	$18,642	$14,306
02/2021	$15,681	$19,156	$15,171
03/2021	$16,806	$19,995	$16,063
04/2021	$17,438	$21,062	$16,706
05/2021	$17,918	$21,209	$17,096
06/2021	$17,996	$21,704	$16,900
07/2021	$18,187	$22,220	$17,035
08/2021	$18,518	$22,895	$17,373
09/2021	$17,568	$21,831	$16,768
10/2021	$18,810	$23,360	$17,620
11/2021	$18,569	$23,198	$16,999
12/2021	$19,811	$24,238	$18,071
01/2022	$19,077	$22,984	$17,650
02/2022	$18,336	$22,295	$17,445
03/2022	$19,325	$23,123	$17,938
04/2022	$18,180	$21,107	$16,926
05/2022	$18,278	$21,146	$17,255
06/2022	$16,967	$19,400	$15,748
07/2022	$17,992	$21,189	$16,792
08/2022	$17,367	$20,325	$16,291
09/2022	$15,876	$18,453	$14,863
10/2022	$17,030	$19,947	$16,387
11/2022	$18,162	$21,062	$17,411
12/2022	$17,457	$19,848	$16,709
01/2023	$18,124	$21,095	$17,575
02/2023	$17,361	$20,581	$16,955
03/2023	$17,710	$21,336	$16,877
04/2023	$17,872	$21,669	$17,131
05/2023	$17,138	$21,763	$16,471
06/2023	$18,067	$23,201	$17,565
07/2023	$18,498	$23,947	$18,182
08/2023	$17,937	$23,566	$17,692
09/2023	$17,035	$22,442	$17,009
10/2023	$16,636	$21,970	$16,409
11/2023	$17,829	$23,977	$17,647
12/2023	$18,439	$25,066	$18,624
01/2024	$18,456	$25,487	$18,644
02/2024	$18,992	$26,848	$19,331
03/2024	$19,509	$27,712	$20,298
04/2024	$18,685	$26,580	$19,431
05/2024	$19,294	$27,898	$20,047
06/2024	$19,168	$28,899	$19,858
07/2024	$20,025	$29,251	$20,873
08/2024	$20,900	$29,960	$21,433
09/2024	$21,169	$30,600	$21,731
10/2024	$21,188	$30,322	$21,492
11/2024	$22,085	$32,102	$22,864
12/2024	$20,647	$31,337	$21,300
01/2025	$21,366	$32,210	$22,286
02/2025	$21,966	$31,790	$22,377
03/2025	$21,526	$29,998	$21,755
04/2025	$21,170	$29,795	$21,092
05/2025	$21,981	$31,670	$21,833
06/2025	$22,570	$33,281	$22,579
07/2025	$22,902	$34,028	$22,709
08/2025	$23,692	$34,718	$23,432
09/2025	$23,914	$35,985	$23,782
10/2025	$23,237	$36,827	$23,887
11/2025	$23,736	$36,918	$24,522
12/2025	$23,585	$36,940	$24,688
01/2026	$24,633	$37,476	$25,815
02/2026	$25,817	$37,191	$26,484
03/2026	$24,508	$35,339	$25,207
04/2026	$26,168	$39,047	$27,262
05/2026	$26,555	$41,102	$28,066
06/2026	$27,508	$40,711	$28,696
07/2026	$27,237	$40,685	$29,792
08/2026	$27,579	$41,793	$30,397

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	16.41%	8.29%	10.68%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,121,626,515
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,273,199
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114557
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	Y
Trading Symbol	ABCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 16.31% for the twelve months ended August 31, 2026, compared to the S&P 500® Index TR return of 20.38% and the Russell 1000® Value Index return of 29.72% for the same period.

  Broad equity markets generated strong gains during the period, driven by continued strength in growth-oriented sectors, particularly Information Technology. While markets were volatile, momentum and growth factors led overall and quality factors were mixed.

  Because the Fund focuses on quality companies generating high dividend income, it did not keep pace during the momentum rallies.

  The Fund’s performance was positive in all sectors where it invested, except for Communication Services and Real Estate. The Fund’s holdings in the Information Technology sector contributed most meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
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	Y	S&P 500® Index TR	Russell 1000® Value Index
08/2016	$100,000	$100,000	$100,000
09/2016	$98,474	$100,019	$99,792
10/2016	$95,980	$98,194	$98,247
11/2016	$99,858	$101,831	$103,858
12/2016	$101,941	$103,844	$106,454
01/2017	$103,609	$105,813	$107,213
02/2017	$107,193	$110,015	$111,065
03/2017	$106,661	$110,143	$109,934
04/2017	$107,093	$111,274	$109,727
05/2017	$108,192	$112,840	$109,620
06/2017	$108,310	$113,544	$111,412
07/2017	$108,291	$115,879	$112,893
08/2017	$108,603	$116,234	$111,578
09/2017	$110,553	$118,632	$114,882
10/2017	$110,722	$121,400	$115,716
11/2017	$113,819	$125,123	$119,260
12/2017	$116,576	$126,514	$121,001
01/2018	$121,444	$133,758	$125,679
02/2018	$116,281	$128,828	$119,677
03/2018	$113,262	$125,554	$117,572
04/2018	$112,596	$126,036	$117,960
05/2018	$115,338	$129,071	$118,661
06/2018	$114,590	$129,865	$118,954
07/2018	$120,805	$134,698	$123,663
08/2018	$124,555	$139,087	$125,490
09/2018	$125,759	$139,879	$125,739
10/2018	$119,946	$130,318	$119,228
11/2018	$123,359	$132,974	$122,788
12/2018	$112,630	$119,934	$110,997
01/2019	$119,514	$130,661	$119,637
02/2019	$125,120	$134,857	$123,459
03/2019	$127,674	$137,477	$124,244
04/2019	$131,972	$143,044	$128,651
05/2019	$123,963	$133,954	$120,379
06/2019	$130,845	$143,394	$129,021
07/2019	$132,024	$145,455	$130,090
08/2019	$130,386	$143,151	$126,265
09/2019	$133,449	$145,829	$130,769
10/2019	$135,674	$148,988	$132,597
11/2019	$139,679	$154,396	$136,697
12/2019	$144,251	$159,056	$140,457
01/2020	$141,864	$158,994	$137,436
02/2020	$127,846	$145,905	$124,125
03/2020	$113,953	$127,884	$102,913
04/2020	$125,095	$144,278	$114,483
05/2020	$131,035	$151,150	$118,406
06/2020	$132,268	$154,156	$117,620
07/2020	$140,057	$162,848	$122,270
08/2020	$148,245	$174,554	$127,326
09/2020	$145,243	$167,921	$124,198
10/2020	$139,027	$163,455	$122,566
11/2020	$152,429	$181,348	$139,053
12/2020	$156,637	$188,320	$144,384
01/2021	$154,494	$186,419	$143,062
02/2021	$156,339	$191,560	$151,707
03/2021	$167,534	$199,949	$160,634
04/2021	$173,776	$210,620	$167,058
05/2021	$178,582	$212,091	$170,958
06/2021	$179,270	$217,042	$169,000
07/2021	$181,149	$222,198	$170,351
08/2021	$184,457	$228,954	$173,729
09/2021	$174,976	$218,306	$167,682
10/2021	$187,362	$233,601	$176,197
11/2021	$184,922	$231,982	$169,988
12/2021	$197,213	$242,379	$180,711
01/2022	$189,917	$229,836	$176,502
02/2022	$182,550	$222,955	$174,454
03/2022	$192,383	$231,233	$179,378
04/2022	$181,042	$211,069	$169,261
05/2022	$181,932	$211,456	$172,551
06/2022	$168,842	$194,002	$157,475
07/2022	$179,033	$211,889	$167,918
08/2022	$172,830	$203,248	$162,914
09/2022	$157,941	$184,529	$148,629
10/2022	$169,431	$199,469	$163,868
11/2022	$180,691	$210,616	$174,108
12/2022	$173,677	$198,482	$167,090
01/2023	$180,282	$210,953	$175,748
02/2023	$172,698	$205,806	$169,552
03/2023	$176,108	$213,362	$168,771
04/2023	$177,715	$216,692	$171,314
05/2023	$170,421	$217,634	$164,706
06/2023	$179,650	$232,014	$175,647
07/2023	$183,865	$239,468	$181,824
08/2023	$178,307	$235,655	$176,915
09/2023	$169,337	$224,420	$170,088
10/2023	$165,399	$219,701	$164,087
11/2023	$177,010	$239,765	$176,468
12/2023	$183,036	$250,658	$186,243
01/2024	$183,123	$254,870	$186,436
02/2024	$188,479	$268,479	$193,313
03/2024	$193,573	$277,117	$202,978
04/2024	$185,375	$265,798	$194,307
05/2024	$191,384	$278,978	$200,467
06/2024	$190,188	$288,988	$198,581
07/2024	$198,596	$292,506	$208,733
08/2024	$207,346	$299,601	$214,332
09/2024	$209,951	$306,000	$217,307
10/2024	$210,118	$303,225	$214,916
11/2024	$219,007	$321,024	$228,640
12/2024	$204,738	$313,372	$213,003
01/2025	$211,753	$322,098	$222,861
02/2025	$217,703	$317,895	$223,766
03/2025	$213,274	$299,984	$217,552
04/2025	$209,784	$297,950	$210,921
05/2025	$217,811	$316,704	$218,328
06/2025	$223,603	$332,809	$225,791
07/2025	$226,815	$340,279	$227,087
08/2025	$234,632	$347,177	$234,325
09/2025	$236,839	$359,848	$237,825
10/2025	$230,130	$368,274	$238,875
11/2025	$235,011	$369,176	$245,220
12/2025	$233,479	$369,403	$246,883
01/2026	$243,892	$374,759	$258,151
02/2026	$255,659	$371,911	$264,844
03/2026	$242,600	$353,391	$252,068
04/2026	$259,038	$390,472	$272,625
05/2026	$262,908	$411,023	$280,658
06/2026	$272,235	$407,109	$286,957
07/2026	$269,491	$406,851	$297,920
08/2026	$272,900	$417,930	$303,974

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	16.31%	8.15%	10.56%
S&P 500® Index TR	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,121,626,515
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,273,199
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,121,626,515
# of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Management Fees Paid	$7,273,199

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	90.4
Foreign Common Stocks	6.2
Investment Companies	3.4
Securities Lending Collateral	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	3.8
Energy	4.0
Communication Services	4.3
Utilities	4.6
Consumer Staples	6.8
Consumer Discretionary	7.0
Health Care	7.2
Industrials	19.3
Financials	19.6
Information Technology	23.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Apple, Inc.	5.6
Norfolk Southern Corp.	5.1
Corning, Inc.	4.6
Dominion Energy, Inc.	4.4
Philip Morris International, Inc.	4.3
Johnson & Johnson	4.2
Berkshire Hathaway, Inc., Class B	4.1
Blackrock, Inc.	4.1
Texas Instruments, Inc.	3.9
Chevron Corp.	3.9

Excludes cash equivalents.

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.